TABLE OF CONTENTS

President's Letter
Economic Review and Outlook
Report of Independent Accountants
CG Corporate Insurance Variable Life Separate Account 02
     Financial Statements

Fund Reports

     The Alger American Fund Annual Report
     Alger American Growth Portfolio
     Alger American MidCap Growth Portfolio
     Alger American Small Cap Portfolio

     CIGNA Variable Products Group Annual Report
     TimesSquare VP Core Plus Bond Fund
     TimesSquare VP Money Market Fund
     TimesSquare VP S&P 500 Index Fund

     Deutsche Asset Management Fund Annual Report
     Scudder VIT EAFE (R) Equity Index Fund
     Scudder VIT Small Cap Index Fund

     Fidelity Variable Insurance Products Fund Annual Report
     Fidelity VIP Equity-Income Portfolio
     Fidelity VIP High Income Portfolio
     Fidelity VIP II Investment Grade Bond Portfolio

     Goldman Sachs Variable Insurance Trust
     Goldman Sachs MidCap Value Fund

     Janus Aspen Series Trust Annual Report
     Janus Aspen Series Balanced Portfolio
     Janus Aspen Series Worldwide Growth Portfolio

     MFS(R) Variable Insurance Trust Annual Report
     MFS Emerging Growth Series
     MFS Total Return Series

     Neuberger Berman Annual Report
     AMT Partners Portfolio

     OCC Accumulation Trust Annual Report
     OCC Equity Portfolio
     OCC Small Cap Portfolio
     OCC Managed Portfolio

     Templeton Variable Products Series Fund Annual Report
     Templeton Foreign Securities Fund - Class 1

     Vanguard (R) Variable Insurance Fund
     Vanguard Small Company Growth Portfolio

     PIMCO Variable Insurance Trust
     PIMCO High Yield Portfolio

[PHOTO]                                                     [LOGO]
                                                            CIGNA Retirement &
John Y. Kim                                                 Investment Services
President

Dear CIGNA Client:

It is a pleasure to provide you with this Annual report on the performance of your Corporate Variable Life Insurance product for the period ending December 31, 2002.

The report includes financial data for each of the portfolio options available under your product. In addition, we have included a review of the Economy and Financial markets for the Fourth Quarter 2002 by Robert DeLucia of CIGNA Investment Management. This overview deals with significant national and international trends affecting key markets. I hope you will take a few minutes to read it carefully.

Your Corporate Variable Universal Life Product is designed specifically to meet your needs in the corporate marketplace. The CIGNA Corporate Insurance Team is dedicated to meeting your executive benefit funding needs with the sophisticated financial solutions that are essential to attracting and retaining executive talent...the talent needed to grow a business in this increasingly competitive market.

We're extremely proud to have you as a client and look forward to an enduring partnership built on understanding, trust, and our ability to provide financial solutions of recognized value to your organization.

If you have any questions or comments about this report, please feel free to call Jacob Galloza, Assistant Vice President for CIGNA's Corporate Insurance Department at 860.534.4100. Jacob is available Monday through Friday, 8 am to 5 pm.

Sincerely,

/s/ John Y. Kim

[GRAPHIC OMITTED]                                         Fourth Quarter 2002
                                                          Performance Update

CIGNA ECONOMIC/MARKET
REVIEW AND OUTLOOK
--------------------------------------------------------------------------------

SUMMARY AND MAJOR CONCLUSIONS

o Underlying business conditions are gradually improving and financial pressures are abating. Both monetary and fiscal policies are expected to remain at full throttle for most of the year. We expect real GDP (Gross Domestic Product) growth in 2003 to exceed the 3% growth of 2002.

o The economic expansion in 2003 should become more broadly based and self-sustaining as the year progresses, fueled by a cyclical rebound in the depressed manufacturing sector and a solid expansion in business capital investment.

o The inflation rate is likely to stabilize in the 1% to 2% range during 2003. The probability of an outbreak of deflation is low, particularly in view of the announced shift in Federal Reserve (Fed) policy away from inflation fighting and toward fighting deflation.

o Corporate profits are expected to grow by 12% to 15% during the four quarters of 2003. The combination of improving corporate profitability and cash flow along with balance sheet deleveraging should contribute to a gradual reduction in corporate credit risk.

o The financial markets appear to be on the threshold of a major cyclical reversal, with market leadership during the 2003-2004 period shifting from Government bonds to equity markets. Corporate bonds should also perform better than Government securities. However, this shift in leadership could unfold in a painfully slow manner in view of escalating geopolitical uncertainties at the present time.

ECONOMIC REVIEW

The U.S. economy made a successful transition from recession during 2001 to economic recovery in 2002. Although the economic recovery was moderate by historical standards, the rate of economic growth was respectable nonetheless, with real GDP expanding at a 3% rate during the year. Despite the satisfactory growth in overall GDP, the performance of our economy was unsatisfactory in several important respects, including employment, corporate credit quality, and corporate revenue and profit growth. Corporate earnings increased during the year, but the rate of increase was disappointing, and was heavily dependent upon cost cutting rather than top-line revenue growth.

Robust Consumer Spending, Business Sector Retrenchment

      The major economic negative of 2002 was the heightened level of credit risk, as business failures and bankruptcies rose to record levels, particularly among high-profile companies. Seven of the dozen largest corporate bankruptcies in American history occurred during 2002, including the single largest (WorldCom), as well as bankruptcies of the largest retailer (Kmart) and airline (United Airlines).

      Economic growth during the year was also extremely imbalanced, with strong growth in consumer spending and housing offset by profound weakness in corporate investment spending and manufacturing activity. While the household sector benefited enormously from the Fed's aggressive monetary easing and record mortgage refinancing activity, the business sector remained in a retrenchment mode for the entire year. The result of this retrenchment was persistent weakness in employment, capital goods markets and nonresidential construction. Weakness in most foreign economies, combined with an overvalued dollar, contributed to a decline in net exports.

                                                                      527993-402

[LOGO]
CIGNA Retirement &
Investment Services

Fourth Quarter 2002 Performance Update   CIGNA Economic/Market Review & Outlook
--------------------------------------------------------------------------------

FINANCIAL MARKET REVIEW

The year 2002 was one of extraordinary turbulence and volatility in the global money and capital markets, reflecting a variety of economic uncertainties, including growing investor fears that the U.S. economy was on the verge of Japanese-style deflation. Markets were also impacted by a nearly unprecedented wave of corporate scandals and corruption, rising geopolitical tensions, and the most severe corporate credit cycle in several decades. The result was predictable -- a massive "flight to safety" and an extreme aversion to risk. Not surprisingly, the highest quality, low-risk investments performed best and high-risk assets performed the worst. U.S. Treasury securities, the safest and most liquid instruments in the world, provided investors with a total return of 11.8%, outperforming equities for the third consecutive year. Ultra-high quality corporate bonds rated AAA also performed very well, with returns of 11.6%. The price of gold rose steadily during the year, reaching a five-year high of $350 an ounce, up 25% for the year -- the most vivid sign of investor nervousness over escalating geopolitical uncertainty.

      The decline in the equity market during 2002 was extraordinary in several respects. The negative return on equities during the initial recovery phase of a business cycle was unprecedented. In all 18 previous business cycle recoveries dating back to 1912, equity markets had registered positive 12-month rates of return. In addition, 2002 marked the third consecutive year of equity market declines, an event that had not occurred since the 1939-41 period. The losses in the equity market were extremely widespread. For the first calendar year ever, all 10 sectors within the S&P 500 Index suffered a negative return, as did small cap, mid cap, value and growth managers. Daily market volatility was the highest since 1938. The S&P 500 Index declined by 23% for the year and is currently 42% below its all-time high in early 2000. Finally, reflecting the massive divergence between stock and bond performance, the magnitude of cumulative outperformance of Government bonds versus the S&P 500 Index during the past three years was nearly 80% -- its highest level since the early 1930s. Over the past decade, the annualized total return on long-term Government bonds of 9.5% slightly exceeded the total return on equity markets.

ECONOMIC OUTLOOK

Despite persistent doubts to the contrary, the business cycle recovery, which began around year-end 2001, remains intact and appears to be sustainable. Underlying business conditions are improving, while stress within the financial system is gradually abating. Leading economic indicators suggest that the rate of economic growth during calendar 2003 will likely accelerate as the year unfolds, and that real GDP growth for the year will likely exceed the approximate 3% growth of calendar 2002. An economic boom is unlikely; we expect instead a period of steady economic growth in the 3.5% to 4% range. Investor fears of a "double-dip" recession should gradually diminish as the year progresses.

Economic Policy at Full Throttle

      The most important support to a continued economic expansion during 2003 is the aggressive monetary easing by the Fed combined with the most expansionary fiscal policy in more than two decades. The Fed reduced official interest rates to 1.25% in November, their lowest level in more than 40 years, and has made it clear through various communication channels that it is determined to promote sustained economic growth and avert an outbreak of deflation.

      At the same time, Government expenditures for military programs, homeland security and domestic programs will continue to grow at a rapid rate, while households and businesses are expected to benefit from continued tax reduction at the federal level -- more than offsetting tax increases at the state and local levels. An important early 2003 initiative of the Bush Administration will be to capitalize on the Republican control of the U.S. Congress and propose sweeping pro-growth, pro-investment tax incentives, including a partial elimination of the double taxation of dividends, along with accelerated depreciation for investment in plant and equipment.

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

                           <<PLOT POINTS TO COME>>

================================================================================

INDEX OF CONSUMER CONFIDENCE
The Conference Board

150
140
130
120
110
100
90
80
70
    12/1997     12/1998    12/1999    12/2000   12/2001   12/2002

--------------------------------------------------------------------------------

10-YEAR U.S. TREASURY NOTE
% Market Yield

16
12
8
4
0
  12/82 12/84 12/86 12/86 12/90  12/92 12/94 12/96 12/98 12/00 12/02

================================================================================

Fourth Quarter 2002 Performance Update    CIGNA Economic/Market Review & Outlook

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

                           <<PLOT POINTS TO COME>>

================================================================================
GOLD
U.S. Dollar Price Per Ounce

360
340
320
300
280
260
12/2001  3/2002  6/2002  9/2002  12/2002
--------------------------------------------------------------------------------

U.S. LABOR PRODUCTIVITY
NONFARM BUSINESS SECTOR
% Annual Growth

6
5
4
3
2
1
0
12/94  12/95  12/96 12/97  12/98  12/99 12/00 12/01 12/02
================================================================================

ECONOMIC OUTLOOK (CONTINUED)

Improving Corporate Sector Fundamentals Positive for Capital Investment

      Whereas consumers' spending and housing were the undisputed economic sector leaders during 2002, an expansion of the depressed business sector will likely lead the economy in 2003 and 2004. Business investment in inventories and capital goods was extremely depressed, contributing to the weakness in the economy during 2001 and 2002. Both areas are poised for a solid recovery over the next 12 to18 months. Business inventories in relation to sales are near all-time record lows, while business net investment as a percent of GDP is near its lows of the past 50 years. As a result of the recent severe cutbacks in capital spending, the real capital stock of business equipment is currently declining for the first time since World War II.

      In addition to the growing pent-up demand for capital goods, key fundamental factors are becoming increasingly supportive of a sustained recovery in business investment spending. These include improving corporate balance sheets, rising profits and cash flow, and the availability of new technologies necessary to achieve continued productivity improvements. The primary missing ingredient to a strong rebound in capital investment is business confidence, as corporate executives remain in a highly risk-averse mode, the result of economic and geopolitical uncertainties.

FINANCIAL MARKET OUTLOOK

At year-end 2002, investors faced a number of worrisome uncertainties, the most significant being geopolitical in nature such as a probable war with Iraq, a foreign policy showdown with North Korea, and the short- and long-term risk of future terrorist attacks. Nonetheless, in a strictly economic context, fundamental factors are likely to be favorable for equity markets relative to Government bonds during the 2003-2004 period. These include an anticipated acceleration in the rate of economic growth; rising corporate profits, cash flow and dividends; continued powerful monetary and fiscal policy stimulus; an abatement of deflationary forces; and continued steady deleveraging in corporate balance sheets.

      Traditional valuation measures also favor the equity market over Government bonds. Equity prices relative to sales, operating earnings, cash flow, and replacement cost book value are quite reasonable, considering the very low level of inflation and interest rates. The median stock within the broad domestic equity market is valued at a P/E ratio of approximately 16 times estimated EPS (Earnings Per Share) for 2003. While the dividend yield of only 1.8% on the S&P 500 Index is quite low in an absolute sense, it is at present comfortably above the yield on Treasury bills for the first time in more than 40 years. Conversely, the 3.8% yield on the 10-year U.S. Treasury note is at an unsustainable low in a longer-term context, and would appear to provide an inadequate cushion against the potential future rise in inflation.

Major Shift in Financial Market Leadership

      All available evidence suggests that financial markets are in the early stage of a transition of leadership between low-risk Government bonds and higher-risk equity securities. Traditional market indicators suggest that the nearly three-year cyclical bear market in equities formed a double bottom in the July-October period, and that a grinding market recovery is underway, which should persist throughout 2003 and 2004, albeit with considerable volatility. Conversely, the powerful cyclical bull market in Government bonds, which began in the first quarter of 2000, likely ended in the fourth quarter of 2002. From a longer-term perspective, it also seems likely that the two-decade secular bull market in Government bonds, which began in 1982 with market yields exceeding 15%, has also ended.

      Assuming global economic trends unfold as we expect and geopolitical risks are contained, higher-risk asset classes that are most heavily leveraged to economic growth should provide the best absolute rates of return. These include high-yield (junk) bonds, and emerging market equities and debt. Emerging market equities perform best during global economic recoveries, when world central bank policies are expansionary and when market valuations are depressed. The emerging markets of Asia are most likely to benefit from these conditions. Within the domestic equity market, industrial and cyclical stock groups should perform best.

Fourth Quarter 2002 Performance Update    CIGNA Economic/Market Review & Outlook
--------------------------------------------------------------------------------

FINANCIAL MARKET OUTLOOK (CONTINUED)

Geopolitical Risks Dominate

      The principal risks to the forecast are geopolitical in nature, not economic, and pertain to the probable war with Iraq, deteriorating relations with North Korea, and most importantly, the ongoing risk of future terrorist attacks. In general, a persistently heightened level of geopolitical risk will tend to undermine consumer, business and investor confidence, and contribute to an elevated level of risk aversion on the part of households, business executives and investors.

      The short-term economic implications are that both consumers and businesses may tend to increase savings and postpone spending decisions. With respect to financial markets, both equities and Government bonds are likely to remain in a turbulent trading range until the escalating uncertainties with respect to Iraq and North Korea are resolved. A resolution to both the Iraqi and North Korean situations seems likely during the first half of the year.

      The longer-term economic consequences of these geopolitical factors will be evident in consumer and business confidence, resulting in periodic, temporary spending pullbacks. Moreover, the increase in Government expenditures for domestic security, insurance costs, and the defense budget will also increase frictional costs in the economy. As a consequence, these expenditure increases should have a moderate negative impact on productivity and overall economic efficiency. Investors will demand higher risk premiums to compensate for the ongoing risk of unpredictable terrorist attacks. The likely financial market result will be that price-earnings ratios on stocks could remain lower than if equity valuations were based on purely economic factors, and that risk spreads on corporate bonds could remain higher than historical norms.

----------

Robert F. DeLucia, CFA, is a managing director and portfolio manager at TimesSquare Capital Management, Inc. He joined CIGNA in 1979 as a research analyst in the common stock area and was appointed a sector manager in 1981. From 1982 to 1984, he served as senior economist on the company's economics staff. Currently, he manages several stable value fixed income employee benefit portfolios for both the defined benefit and defined contribution markets. Mr. DeLucia received his bachelor's degree from Yale University and his M.B.A. from the University of Chicago. He is a member of the Association for Investment Management and Research and the Hartford Society of Financial Analysts.

(C) 2003 CIGNA Retirement & Investment Services. All rights reserved. These materials may not be reproduced in whole or in part, without its express written permission. CIGNA Retirement & Investment Services products and services are provided by various operating subsidiaries of CIGNA Corporation, including Connecticut General Life Insurance Company, Bloomfield CT 06002. "CIGNA" is a registered service mark and is used to refer to these subsidiaries.

                                                       Please Recycle This Paper

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CIGNA Retirement &
Investment Services

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                       This Page Intentionally Left Blank

                       Report of Independent Accountants

To the Board of Directors of Connecticut General
Life Insurance Company and Participants of the
CG Corporate Insurance Variable Life Separate Account 02

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the portfolios constituting the CG Corporate Insurance Variable Life Separate Account 02, (hereafter referred to as the "Account") at December 31, 2002, the results of its operations and the changes in its net assets for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodians, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCooper LLP

Hartford, Connecticut
February 18, 2003

CG Corporate Insurance Variable Life Separate
Account 02
Financial Statements

Statements of Assets and Liabilities
As of December 31, 2002

                                                                                                     CIGNA Variable
                                                                                                     Products Group
                                                  Alger American Portfolio Sub-Accounts               Sub-Accounts
                                              ---------------------------------------------   ----------------------------
                                                                                              TimesSquare
                                                                 MidCap           Small       Investmernt     TimesSquare
                                                 Growth          Growth      Capitalization    Grade Bond     Money Market
                                              ------------    ------------   --------------   ------------    ------------
Assets:
Investment in variable insurance
 funds at fair value                          $  3,917,368    $    629,397    $    291,605    $ 10,838,251    $ 11,026,139
Receivable from Connecticut
General Life Insurance Company                          --              --              --               1              --
                                              ------------    ------------    ------------    ------------    ------------
Total net assets                                 3,917,368         629,397         291,605      10,838,252      11,026,139
                                              ------------    ------------    ------------    ------------    ------------
Accumulation units outstanding - Contracts
 sold before May 1, 1998 (RVUL 01)                  43,226          37,602          36,053         397,953         759,355
Net asset value per accumulation unit         $   11.13776    $   13.26692    $    7.50640    $   12.40728    $   12.22836

Accumulation units outstanding - Contracts
 sold after April 30, 1998 (RVUL 02)               524,997          13,881           3,742         464,737         149,701
Net asset value per accumulation unit         $    6.54466    $    9.40380    $    5.60589    $   12.69694    $   11.62633
                                              ------------    ------------    ------------    ------------    ------------
Accumulation net assets                       $  3,917,368    $    629,397    $    291,605    $ 10,838,252    $ 11,026,139
                                              ============    ============    ============    ============    ============


                                                                                            Fidelity Variable
                                             CIGNA Variable    Fidelity Variable Insurance     Insurance
                                             Products Group          Products Fund          Products Fund ll
                                              Sub-Accounts            Sub-Accounts             Sub-Account
                                              ------------    ----------------------------  ----------------
                                              TimesSquare        Equity-          High         Investment
                                                S&P 500          Income          Income        Grade Bond
                                              ------------    ------------    ------------  ----------------
Assets:
Investment in variable insurance
 funds at fair value                          $ 27,615,008    $  4,534,248    $    143,983    $  3,528,796
Receivable from Connecticut
General Life Insurance Company                           1              --              --              --
                                              ------------    ------------    ------------    ------------
Total net assets                                27,615,009       4,534,248         143,983       3,528,796
                                              ------------    ------------    ------------    ------------
Accumulation units outstanding - Contracts
 sold before May 1, 1998 (RVUL 01)               1,885,723          73,585          10,824         237,838
Net asset value per accumulation unit         $   11.01770    $   11.51141    $    8.05777    $   14.83015

Accumulation units outstanding - Contracts
 sold after April 30, 1998 (RVUL 02)               845,808         408,083           7,766             121
Net asset value per accumulation unit         $    8.08538    $    9.03537    $    7.30958    $   13.41550
                                              ------------    ------------    ------------    ------------
Accumulation net assets                       $ 27,615,009    $  4,534,248    $    143,983    $  3,528,796
                                              ============    ============    ============    ============


The Notes to the Financial Statements are an integral part of these statements.

CG Corporate Insurance Variable Life Separate
Account 02
Financial Statements

Statements of Assets and Liabilities
As of December 31, 2002

                                                                     Janus Aspen Series
                                              Goldman Sachs            Sub-Accounts              MFS Series Sub-Accounts
                                              -------------    ----------------------------    ----------------------------
                                                  MidCap                                         Emerging          Total
                                                  Value          Balanced       Worldwide         Growth          Return
                                               ------------    ------------    ------------    ------------    ------------
Assets:
Investment in variable insurance
 funds at fair value                          $  1,481,937    $    233,691    $  2,734,912    $    907,225    $    873,672
Receivable from Connecticut
General Life Insurance Company                          --              --               1              --              --
                                              ------------    ------------    ------------    ------------    ------------
  Total net assets                               1,481,937         233,691       2,734,913         907,225         873,672
                                              ------------    ------------    ------------    ------------    ------------

Accumulation units outstanding - Contracts
 sold before May 1, 1998 (RVUL 01                       --          13,030         174,331          61,056          42,482
Net asset value per accumulation unit         $         --    $    8.48523    $   11.21757    $    9.34576    $   14.00273

Accumulation units outstanding - Contracts
 sold after April 30, 1998 (RVUL 02)               154,003          14,797         102,637          56,561          26,223
Net asset value per accumulation unit         $    9.62278    $    8.32115    $    7.59320    $    5.95128    $   10.63221
                                              ------------    ------------    ------------    ------------    ------------
Accumulation net assets                       $  1,481,937    $    233,691    $  2,734,913    $    907,225    $    873,672
                                              ============    ============    ============    ============    ============





                                               Neuberger
                                                 Berman           OCC Accumulation Trust - Sub-Accounts
                                              ------------    --------------------------------------------
                                                                                                  Small
                                              AMT Partners       Equity         Managed            Cap
                                              ------------    ------------    ------------    ------------
Assets:
Investment in variable insurance
 funds at fair value                          $      3,621    $    233,163    $     64,925    $  1,228,451
Receivable from Connecticut
General Life Insurance Company                          --               1              --              --
                                              ------------    ------------    ------------    ------------
  Total net assets                                   3,621         233,164          64,925       1,228,451
                                              ------------    ------------    ------------    ------------
Accumulation units outstanding - Contracts
 sold before May 1, 1998 (RVUL 01                       --          20,968           5,794          87,700
Net asset value per accumulation unit         $    7.12807    $   10.43263    $   10.91747    $   12.51913

Accumulation units outstanding - Contracts
 sold after April 30, 1998 (RVUL 02)                   468           1,820             182          10,817
Net asset value per accumulation unit         $    7.73821    $    7.91921    $    9.16952    $   12.06651
                                              ------------    ------------    ------------    ------------
Accumulation net assets                       $      3,621    $    233,164    $     64,925    $  1,228,451
                                              ============    ============    ============    ============


The Notes to the Financial Statements are an integral part of these statements.

CG Corporate Insurance Variable Life Separate
Account 02
Financial Statements

Statements of Assets and Liabilities
As of December 31, 2002

                                                                                              Templeton
                                                                                               Variable
                                                                                               Products
                                                                                              Series Fund
                                                  PIMCO        Scudder VIT - Sub-Accounts     Sub-Account    Vanguard Group
                                              ------------    ----------------------------    ------------   --------------
                                                                                                Foreign         VIF Small
                                               High Yield         EAFE            Small        Securities       Company
                                                  Fund        Equity Index         Cap        Fund-Class l    Growth Fund
                                              ------------    ------------    ------------    ------------    ------------
Assets:
Investment in variable insurance
 funds at fair value                          $  5,082,693    $     26,954    $    255,714    $  2,353,716    $  1,597,868
Receivable from Connecticut
General Life Insurance Company                          --              --              --              --              --
                                              ------------    ------------    ------------    ------------    ------------
  Total net assets                               5,082,693          26,954         255,714       2,353,716       1,597,868
                                              ------------    ------------    ------------    ------------    ------------
Accumulation units outstanding - Contracts
 sold before May 1, 1998 (RVUL 01                   28,386           4,108           6,088          65,511           1,105
Net asset value per accumulation unit         $   10.53909    $    6.16154    $    9.55371    $    9.46995    $    9.76759

Accumulation units outstanding - Contracts
 sold after April 30, 1998 (RVUL 02)               436,685             309          21,965         222,951         162,337
Net asset value per accumulation unit         $   10.95419    $    5.31553    $    8.99391    $    7.77449    $    9.77642
                                              ------------    ------------    ------------    ------------    ------------
Accumulation net assets                       $  5,082,693    $     26,954    $    255,714    $  2,353,716    $  1,597,868
                                              ============    ============    ============    ============    ============

The Notes to the Financial Statements are an integral part of these statements.

CG Corporate Insurance Variable Life Separate
Account 02
Financial Statements

Statements of Operations
For the year ended December 31, 2002


                                                                                                           CIGNA Variable
                                                                                                           Products Group
                                               Alger American Portfolio Sub-Accounts                        Sub-Accounts
                                         ----------------------------------------------     -----------------------------
                                                                                            TimesSquare
                                                             MidCap           Small          Investment     TimesSquare
                                            Growth           Growth       Capitalization     Grade Bond     Money Market
                                         ------------     ------------     ------------     ------------    ------------
Investment income:
Dividends                                $      1,831     $         --     $         --     $    421,331    $    149,927

Expenses:
Mortality and expense risk                     26,268           20,700           16,093           59,083          85,902
Administrative charges                          4,404            3,433            2,711            8,466          10,696
                                         ------------     ------------     ------------     ------------    ------------
  Net investment gain (loss)                  (28,841)         (24,133)         (18,804)         353,782          53,329
                                         ------------     ------------     ------------     ------------    ------------

Net realized and unrealized gain
 (loss) on investments:
Capital gain distributions from
 portfolio sponsors                                --               --               --               --              --
Net realized gain (loss) on
 share transactions                          (147,772)      (1,992,949)      (2,585,417)          31,908              --
                                         ------------     ------------     ------------     ------------    ------------
  Net realized gain (loss)                   (147,772)      (1,992,949)      (2,585,417)          31,908              --
Change in net unrealized gain (loss)       (1,701,565)         620,046        1,544,755          295,905              --
                                         ------------     ------------     ------------     ------------    ------------
  Net realized and unrealized
   gain (loss) on investments              (1,849,337)      (1,372,903)      (1,040,662)         327,813              --
                                         ------------     ------------     ------------     ------------    ------------
Net increase (decrease) in net assets
 from operations                         $ (1,878,178)    $ (1,397,036)    $ (1,059,466)    $    681,595    $     53,329
                                         ============     ============     ============     ============    ============

                                                                                         Fidelity Variable
                                         CIGNA Variable     Fidelity Variable Insurance      Insurance
                                         Products Group           Products Fund           Products Fund ll
                                          Sub-Accounts             Sub-Accounts              Sub-Account
                                         ------------     -----------------------------     ------------
                                          TimesSquare        Equity-           High          Investment
                                            S&P 500          Income           Income         Grade Bond
                                         ------------     ------------     ------------     ------------
Investment income:
Dividends                                $    463,605     $     34,468     $    191,481     $    128,723

Expenses:
Mortality and expense risk                    226,177           18,030            8,570           28,398
Administrative charges                         29,268            2,537            1,510            3,341
                                         ------------     ------------     ------------     ------------
  Net investment gain (loss)                  208,160           13,901          181,401           96,984
                                         ------------     ------------     ------------     ------------

Net realized and unrealized gain
 (loss) on investments:
Capital gain distributions from
 portfolio sponsors                           969,486           46,914               --               --
Net realized gain (loss) on
 share transactions                           (98,246)         (23,688)        (802,029)           2,627
                                         ------------     ------------     ------------     ------------
  Net realized gain (loss)                    871,240           23,226         (802,029)           2,627
Change in net unrealized gain (loss)       (8,998,955)        (348,578)         538,458          201,780
                                         ------------     ------------     ------------     ------------
  Net realized and unrealized
   gain (loss) on investments              (8,127,715)        (325,352)        (263,571)         204,407
                                         ------------     ------------     ------------     ------------
Net increase (decrease) in net assets
 from operations                         $ (7,919,555)    $   (311,451)    $    (82,170)    $    301,391
                                         ============     ============     ============     ============

The Notes to the Financial Statements are an integral part of these statements.

CG Corporate Insurance Variable Life Separate
Account 02
Financial Statements

Statements of Operations
For the year ended December 31, 2002

                                                               Janus Aspen Series
                                         Goldman Sachs           Sub-Accounts                MFS Series Sub-Accounts
                                         -------------    -----------------------------     -----------------------------
                                            MidCap                                            Emerging          Total
                                            Value          Balanced          Worldwide         Growth           Return
                                         ------------     ------------     ------------     ------------     ------------
Investment income:
Dividends                                $     15,937     $      5,391     $     41,528     $         --     $     14,489

Expenses:
Mortality and expense risk                      1,460            1,351           38,190            9,654            6,425
Administrative charges                            265              198            5,690            1,295              841
                                         ------------     ------------     ------------     ------------     ------------
  Net investment gain (loss)                   14,212            3,842           (2,352)         (10,949)           7,223
                                         ------------     ------------     ------------     ------------     ------------
Net realized and unrealized gain
 (loss) on investments:
Capital gain distributions from
 portfolio sponsors                             4,649               --               --               --           11,487
Net realized gain (loss) on
 share transactions                                30              454       (1,866,778)        (145,706)          (4,869)
                                         ------------     ------------     ------------     ------------     ------------
  Net realized gain (loss)                      4,679              454       (1,866,778)        (145,706)           6,618
Change in net unrealized gain (loss)           (3,080)         (18,928)           7,340         (439,493)         (67,220)
                                         ------------     ------------     ------------     ------------     ------------
  Net realized and unrealized
   gain (loss) on investments                   1,599          (18,474)      (1,859,438)        (585,199)         (60,602)
                                         ------------     ------------     ------------     ------------     ------------
Net increase (decrease) in net assets
 from operations                         $     15,811     $    (14,632)    $ (1,861,790)    $   (596,148)    $    (53,379)

                                          Neuberger
                                            Berman            OCC Accumulation Trust - Sub-Accounts
                                         ------------     ----------------------------------------------
                                                                                               Small
                                         AMT Partners        Equity          Managed            Cap
                                         ------------     ------------     ------------     ------------
Investment income:
Dividends                                $         --     $      2,516     $      1,911     $        948

Expenses:
Mortality and expense risk                         43            2,337              753           11,326
Administrative charges                              6              280               89            1,371
                                         ------------     ------------     ------------     ------------
  Net investment gain (loss)                      (49)            (101)           1,069          (11,749)
                                         ------------     ------------     ------------     ------------
Net realized and unrealized gain
 (loss) on investments:
Capital gain distributions from
 portfolio sponsors                                --            2,246               --          205,771
Net realized gain (loss) on
 share transactions                              (536)          (3,636)          (4,805)            (792)
                                         ------------     ------------     ------------     ------------
  Net realized gain (loss)                       (536)          (1,390)          (4,805)         204,979
Change in net unrealized gain (loss)           (1,161)         (68,453)         (15,524)        (538,665)
                                         ------------     ------------     ------------     ------------
  Net realized and unrealized
   gain (loss) on investments                  (1,697)         (69,843)         (20,329)        (333,686)
                                         ------------     ------------     ------------     ------------
Net increase (decrease) in net assets
 from operations                         $     (1,746)    $    (69,944)    $    (19,260)    $   (345,435)

The Notes to the Financial Statements are an integral part of these statements.

CG Corporate Insurance Variable Life Separate
Account 02
Financial Statements

Statements of Operations
For the year ended December 31, 2002



                                                                                               Templeton
                                                                                                Variable
                                                                                                Products
                                                                                              Series Fund
                                                 PIMCO         Scudder VIT - Sub-Accounts     Sub-Account    Vanguard Group
                                              ------------    ----------------------------    ------------   --------------
                                                                                                Foreign        VIF Small
                                               High Yield        EAFE            Small         Securities       Company
                                                  Fund        Equity Index        Cap         Fund-Class l    Growth Fund
                                              ------------    ------------    ------------    ------------    ------------
Investment income:
Dividends                                     $     77,174    $        431    $      1,993    $     19,437    $         --

Expenses:
Mortality and expense risk                           5,305             243           1,188          10,085           1,622
Administrative charges                                 917              33             159           1,351             294
                                              ------------    ------------    ------------    ------------    ------------
  Net investment gain (loss)                        70,952             155             646           8,001          (1,916)
                                              ------------    ------------    ------------    ------------    ------------
Net realized and unrealized gain
 (loss) on investments:
Capital gain distributions from
 portfolio sponsors                                     --              --             150              --              --
Net realized gain (loss) on
 share transactions                                    101          (3,903)        (26,130)         (3,411)            125
                                              ------------    ------------    ------------    ------------    ------------
  Net realized gain (loss)                             101          (3,903)        (25,980)         (3,411)            125
Change in net unrealized gain (loss)               339,014          (7,768)         (9,558)       (197,577)         36,654
                                              ------------    ------------    ------------    ------------    ------------
  Net realized and unrealized
   gain (loss) on investments                      339,115         (11,671)        (35,538)       (200,988)         36,779
                                              ------------    ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
 from operations                              $    410,067    $    (11,516)   $    (34,892)   $   (192,987)   $     34,863
                                              ============    ============    ============    ============    ============

The Notes to the Financial Statements are an integral part of these statements.

CG Corporate Insurance Variable Life Separate
Account 02
Financial Statements

Statements of Operations
For the year ended December 31, 2001

                                                                                                    CIGNA Variable
                                                                                                    Products Group
                                              Alger American Portfolio Sub-Accounts                  Sub-Accounts
                                         ----------------------------------------------     ------------------------------
                                                             MidCap            Small         Investment
                                            Growth           Growth       Capitalization     Grade Bond      Money Market
                                         ------------     ------------    --------------    ------------     ------------
Investment income:
Dividends                                $      9,643     $         --     $      1,418     $    710,386     $    344,760

Expenses:
Mortality and expense risk                     24,616           19,992           14,847           47,596           79,581
Administrative charges                          3,911            3,217            2,485            6,647            9,795
                                         ------------     ------------     ------------     ------------     ------------
  Net investment gain (loss)                  (18,884)         (23,209)         (15,914)         656,143          255,384
                                         ------------     ------------     ------------     ------------     ------------
Net realized and unrealized gain
 (loss) on investments:
Capital gain distributions from
 portfolio sponsors                           522,899        1,335,192               --           19,601               --
Net realized gain (loss) on
 share transactions                           (51,348)         (68,742)         (82,004)          56,524               --
                                         ------------     ------------     ------------     ------------     ------------
  Net realized gain (loss)                    471,551        1,266,450          (82,004)          76,125               --
Change in net unrealized gain (loss)         (946,028)      (1,469,841)        (837,746)        (209,722)              --
                                         ------------     ------------     ------------     ------------     ------------
  Net realized and unrealized
   gain (loss) on investments                (474,477)        (203,391)        (919,750)        (133,597)              --
                                         ------------     ------------     ------------     ------------     ------------
Net increase (decrease) in net assets
 from operations                         $   (493,361)    $   (226,600)    $   (935,664)    $    522,546     $    255,384
                                         ============     ============     ============     ============     ============

                                          CIGNA Variable
                                          Products Group
                                           Sub-Accounts     Deutsche VIT - Sub-Accounts
                                          -------------    -----------------------------
                                                             EAFE(R)          Small
                                            S&P 500        Equity Index    Capitalization
                                          ------------     ------------    --------------
Investment income:
Dividends                                 $    369,577     $         --     $         38

Expenses:
Mortality and expense risk                     249,732              515              348
Administrative charges                          31,502               68               42
                                          ------------     ------------     ------------
  Net investment gain (loss)                    88,343             (583)            (352)
                                          ------------     ------------     ------------
Net realized and unrealized gain
 (loss) on investments:
Capital gain distributions from
 portfolio sponsors                                 --               --              309
Net realized gain (loss) on
 share transactions                           (986,920)         (57,201)         (18,694)
                                          ------------     ------------     ------------
  Net realized gain (loss)                    (986,920)         (57,201)         (18,385)
Change in net unrealized gain (loss)        (3,744,331)          25,368            9,003
                                          ------------     ------------     ------------
  Net realized and unrealized
   gain (loss) on investments               (4,731,251)         (31,833)          (9,382)
                                          ------------     ------------     ------------
Net increase (decrease) in net assets
 from operations                          $ (4,642,908)    $    (32,416)    $     (9,734)
                                          ============     ============     ============

The Notes to the Financial Statements are an integral part of these statements.

CG Corporate Insurance Variable Life Separate
Account 02
Financial Statements

Statements of Operations
For the year ended December 31, 2001

                                                                    Fidelity
                                                                    Variable
                                                Fidelity           Insurance
                                           Variable Insurance       Products
                                             Products Fund           Fund ll       Janus Aspen Series
                                              Sub-Accounts         Sub-Account        Sub-Accounts          MFS Series Sub-Accounts
                                        -----------------------    ----------   ------------------------    -----------------------
                                         Equity-         High      Investment                                Emerging      Total
                                         Income         Income     Grade Bond   Balanced      Worldwide       Growth       Return
                                        ---------     ---------    ----------   --------     -----------     ---------     -------
Investment income:
Dividends                               $  29,343     $ 154,104     $247,091    $  4,235     $    29,969     $      --     $ 9,674

Expenses:
Mortality and expense risk                 14,985         7,908       31,268       1,132          44,781        13,146       2,302
Administrative charges                      1,858         1,314        3,757         150           6,320         1,717         331
                                        ---------     ---------     --------    --------     -----------     ---------     -------
  Net investment gain (loss)               12,500       144,882      212,066       2,953         (21,132)      (14,863)      7,041
                                        ---------     ---------     --------    --------     -----------     ---------     -------
Net realized and unrealized gain
 (loss) on investments:
Capital gain distributions from
 portfolio sponsors                        82,439            --           --          --              --       107,630       6,935
Net realized gain (loss) on share
 transactions                               3,732        (6,588)      48,307      (3,367)        (63,646)     (210,664)        599
                                        ---------     ---------     --------    --------     -----------     ---------     -------
  Net realized gain (loss)                 86,171        (6,588)      48,307      (3,367)        (63,646)     (103,034)      7,534
Change in net unrealized gain (loss)     (224,616)     (305,467)      13,438      (6,964)     (1,631,285)     (686,896)     (8,146)
                                        ---------     ---------     --------    --------     -----------     ---------     -------
  Net realized and unrealized
   gain (loss) on investments            (138,445)     (312,055)      61,745     (10,331)     (1,694,931)     (789,930)       (612)
                                        ---------     ---------     --------    --------     -----------     ---------     -------
Net increase (decrease) in net assets
 from operations                        $(125,945)    $(167,173)    $273,811    $ (7,378)    $(1,716,063)    $(804,793)    $ 6,429
                                        =========     =========     ========    ========     ===========     =========     =======

The Notes to the Financial Statements are an integral part of these statements.

CG Corporate Insurance Variable Life Separate
Account 02
Financial Statements

Statements of Operations
For the year ended December 31, 2001

                                                                                                        Templeton
                                                                                                         Variable
                                         Neuberger                                                   Products Series
                                          Berman            OCC Accumulation Trust - Sub-Accounts    Fund Sub-Account
                                                                                         Small        International-
                                        AMT Partners       Equity        Managed     Capitalization      Class l
                                        ------------    ----------     ----------    --------------    ------------
Investment income:
Dividends                                $       36     $    2,074     $    2,425     $     11,756     $     39,203

Expenses:
Mortality and expense risk                       49          2,722          1,282           11,797           11,071
Administrative charges                            6            323            152            1,403            1,427
                                         ----------     ----------     ----------     ------------     ------------
  Net investment gain (loss)                    (19)          (971)           991           (1,444)          26,705
                                         ----------     ----------     ----------     ------------     ------------
Net realized and unrealized gain
 (loss) on investments:
Capital gain distributions from
 portfolio sponsors                             340          1,982             --          105,295          293,692
Net realized gain (loss) on share
 transactions                                  (203)         3,876         20,207           31,760         (166,305)
                                         ----------     ----------     ----------     ------------     ------------
  Net realized gain (loss)                      137          5,858         20,207          137,055          127,387
Change in net unrealized gain (loss)           (339)       (31,094)       (27,372)         (52,456)        (470,444)
                                         ----------     ----------     ----------     ------------     ------------
  Net realized and unrealized
   gain (loss) on investments                  (202)       (25,236)        (7,165)          84,599         (343,057)
                                         ----------     ----------     ----------     ------------     ------------
Net increase (decrease) in net assets
 from operations                         $     (221)    $  (26,207)    $   (6,174)    $     83,155     $   (316,352)
                                         ==========     ==========     ==========     ============     ============

The Notes to the Financial Statements are an integral part of these statements.

CG Corporate Insurance Variable Life Separate
Account 02
Financial Statements

Statements of Operations
For the year ended December 31, 2000

                                                                                               CIGNA Variable
                                                                                               Products Group
                                            Alger American Portfolio Sub-Accounts               Sub-Accounts
                                         ----------------------------------------  ---------------------------------------
                                                         MidCap         Small      Investment
                                           Growth        Growth    Capitalization  Grade Bond   Money Market    S&P 500
                                         ---------     ---------   --------------  -----------  ------------  ------------
Investment income:
Dividends                                $      --     $      --     $         --     $371,148    $242,523    $    786,984

Expenses:
Mortality and expense risk                  22,278        12,293           16,002       30,265      31,560         308,246
Administrative charges                       3,190         1,829            2,555        4,221       4,017          38,576
                                         ---------     ---------     ------------     --------    --------    ------------
  Net investment gain (loss)               (25,468)      (14,122)         (18,557)     336,662     206,946         440,162
                                         ---------     ---------     ------------     --------    --------    ------------
Net realized and unrealized gain
 (loss) on investments:
Capital gain distributions from
 portfolio sponsors                        417,669       251,927        1,043,110           --          --         540,611
Net realized gain (loss) on share
 transactions                             (144,142)     (197,961)        (125,769)         809          --         123,929
                                         ---------     ---------     ------------     --------    --------    ------------
  Net realized gain (loss)                 273,527        53,966          917,341          809          --         664,540
Change in net unrealized gain (loss)      (892,940)       (8,654)      (1,751,035)      89,778          --      (5,051,494)
                                         ---------     ---------     ------------     --------    --------    ------------
  Net realized and unrealized
   gain (loss) on investments             (619,413)       45,312         (833,694)      90,587          --      (4,386,954)
                                         ---------     ---------     ------------     --------    --------    ------------
Net increase (decrease) in net assets
 resulting from operations               $(644,881)    $  31,190     $   (852,251)    $427,249    $206,946    $ (3,946,792)
                                         =========     =========     ============     ========    ========    ============

                                         Deutsche VIT - Sub-Accounts
                                         ---------------------------
                                            EAFE(R)        Small
                                         Equity Index  Capitalization
                                         ------------  --------------
Investment income:
Dividends                                  $     --     $         --

Expenses:
Mortality and expense risk                    1,793            1,077
Administrative charges                          216              128
                                           --------     ------------
  Net investment gain (loss)                 (2,009)          (1,205)
                                           --------     ------------
Net realized and unrealized gain
 (loss) on investments:
Capital gain distributions from
 portfolio sponsors                           4,125              885
Net realized gain (loss) on share
 transactions                                (3,357)          (1,019)
                                           --------     ------------
  Net realized gain (loss)                      768             (134)
Change in net unrealized gain (loss)        (35,616)          (9,431)
                                           --------     ------------
  Net realized and unrealized
   gain (loss) on investments               (34,848)          (9,565)
                                           --------     ------------
Net increase (decrease) in net assets
 resulting from operations                 $(36,857)    $    (10,770)
                                           ========     ============

The Notes to the Financial Statements are an integral part of these statements.

CG Corporate Insurance Variable Life Separate
Account 02
Financial Statements

Statements of Operations
For the year ended December 31, 2000

                                                                   Fidelity
                                                Fidelity           Variable
                                           Variable Insurance     Insurance
                                              Products Fund     Products Fund ll   Janus Aspen Series
                                              Sub-Accounts        Sub-Account         Sub-Accounts          MFS Series Sub-Accounts
                                         ----------------------  -------------  -------------------------   -----------------------
                                           Equity-      High      Investment                                 Emerging      Total
                                           Income      Income     Grade Bond    Balanced       Worldwide      Growth       Return
                                         ---------    ---------   ----------    ---------    ------------   ----------     --------
Investment income:
Dividends                                $  24,187    $ 48,007     $ 286,550    $   4,172    $    133,688   $   88,642     $  7,603

Expenses:
Mortality and expense risk                  13,366       8,142        34,964          448          48,988       23,389        1,586
Administrative charges                       1,609       1,135         4,278           82           6,390        2,908          230
                                         ---------    ---------    ---------    ---------    ------------   ----------     --------
  Net investment gain (loss)                 9,212      38,730       247,308        3,642          78,310       62,345        5,787
                                         ---------    ---------    ---------    ---------    ------------   ----------     --------
Net realized and unrealized gain
 (loss) on investments:
Capital gain distributions from
 portfolio sponsors                         91,124          --            --          837         432,257       66,869        3,648
Net realized gain (loss) on share
 transactions                               26,555     (18,181)        2,579          (54)       (100,438)     (12,515)       1,344
                                         ---------    ---------    ---------    ---------    ------------   ----------     --------
  Net realized gain (loss)                 117,679     (18,181)        2,579          783         331,819       54,354        4,992
Change in net unrealized gain (loss)        35,556    (347,910)      171,110      (10,611)     (1,784,446)    (849,853)      20,021
                                         ---------    ---------    ---------    ---------    ------------   ----------     --------
  Net realized and unrealized
   gain (loss) on investments              153,235    (366,091)      173,689       (9,828)     (1,452,627)    (795,499)      25,013
                                         ---------    ---------    ---------    ---------    ------------   ----------     --------
Net increase (decrease) in net assets
 resulting from operations               $ 162,447    $(327,361)   $ 420,997    $  (6,186)   $ (1,374,317)  $ (733,154)    $ 30,800
                                         =========    =========    =========    =========    ============   ==========     ========

The Notes to the Financial Statements are an integral part of these statements.

CG Corporate Insurance Variable Life Separate
Account 02
Financial Statements

Statements of Operations
For the year ended December 31, 2000

                                                                                                              Templeton
                                                                                                               Variable
                                          Neuberger                                                         Products Series
                                           Berman               OCC Accumulation Trust - Sub-Accounts       Fund Sub-Account
                                         ------------     ----------------------------------------------    ----------------
                                                                                              Small          International-
                                         AMT Partners        Equity          Managed      Capitalization        Class l
                                         ------------     ------------     ------------   --------------    ----------------
Investment income:
Dividends                                $         --     $      2,019     $     11,208     $      6,747     $     39,601

Expenses:
Mortality and expense risk                         22            2,403            5,947           10,135           18,025
Administrative charges                              2              284              702            1,194            2,291
                                         ------------     ------------     ------------     ------------     ------------
  Net investment gain (loss)                      (24)            (668)           4,559           (4,582)          19,285
                                         ------------     ------------     ------------     ------------     ------------
Net realized and unrealized gain
 (loss) on investments:
Capital gain distributions from
 portfolio sponsors                                --           26,076           62,583               --          236,408
Net realized gain (loss) on share
 transactions                                      (2)             728           (4,461)           4,771            7,643
                                         ------------     ------------     ------------     ------------     ------------
  Net realized gain (loss)                         (2)          26,804           58,122            4,771          244,051
Change in net unrealized gain (loss)               (9)           5,560          (17,884)         451,848         (322,814)
                                         ------------     ------------     ------------     ------------     ------------
  Net realized and unrealized
   gain (loss) on investments                     (11)          32,364           40,238          456,619          (78,763)
                                         ------------     ------------     ------------     ------------     ------------
Net increase (decrease) in net assets
 resulting from operations               $        (35)    $     31,696     $     44,797     $    452,037     $    (59,478)
                                         ============     ============     ============     ============     ============

The Notes to the Financial Statements are an integral part of these statements.

CG Corporate Insurance Variable Life Separate
Account 02
Financial Statements

Statements of Changes in Net Assets
For the year ended December 31, 2002


                                                                                                         CIGNA Variable
                                                                                                         Products Group
                                             Alger American Portfolio Sub-Accounts                        Sub-Accounts
                                        -------------------------------------------  ----------------------------------------------
                                                                                      TimesSquare
                                                          MidCap          Small       Investment       TimesSquare      TimesSquare
                                           Growth         Growth     Capitalization   Grade Bond      Money Market        S&P 500
                                        -----------    -----------   --------------  ------------     ------------     ------------
Operations:
Net investment gain (loss)              $   (28,841)   $   (24,133)  $     (18,804)  $    353,782     $     53,329     $    208,160
Net realized gain (loss)                   (147,772)    (1,992,949)     (2,585,417)        31,908               --          871,240
Change in net unrealized gain (loss)     (1,701,565)       620,046       1,544,755        295,905               --       (8,998,955)
                                        -----------    -----------   -------------   ------------     ------------     ------------
  Net increase (decrease) in net
   assets from operations                (1,878,178)    (1,397,036)     (1,059,466)       681,595           53,329       (7,919,555)
                                        -----------    -----------   -------------   ------------     ------------     ------------
Accumulation unit transactions:
Participant deposits                      1,552,759      1,527,299       1,579,358      2,109,514        8,001,375        5,800,906
Participant transfers, net                  780,555     (2,359,551)     (2,047,820)     1,001,822       (6,589,878)         741,491
Participant withdrawals                    (388,992)      (388,992)       (288,194)      (392,627)        (534,699)      (1,539,039)
                                        -----------    -----------   -------------   ------------     ------------     ------------
  Net increase (decrease) from
   participant transactions               1,944,322     (1,221,244)       (756,656)     2,718,709          876,798        5,003,358
                                        -----------    -----------   -------------   ------------     ------------     ------------
    Total increase (decrease) in
     net assets                              66,144     (2,618,280)     (1,816,122)     3,400,304          930,127       (2,916,197)

Net assets:
Beginning of period                       3,851,224      3,247,677       2,107,727      7,437,948       10,096,012       30,531,206
                                        -----------    -----------   -------------   ------------     ------------     ------------
End of period                           $ 3,917,368    $   629,397   $     291,605   $ 10,838,252     $ 11,026,139     $ 27,615,009
                                        ===========    ===========   =============   ============     ============     ============

                                                                        Fidelity Variable
                                         Fidelity Variable Insurance       Insurance
                                                Products Fund            Products Fund ll
                                                 Sub-Accounts              Sub-Account
                                        ---------------------------     -----------------
                                          Equity-          High            Investment
                                          Income          Income           Grade Bond
                                        -----------     -----------        -----------
Operations:
Net investment gain (loss)              $    13,901     $   181,401        $    96,984
Net realized gain (loss)                     23,226        (802,029)             2,627
Change in net unrealized gain (loss)       (348,578)        538,458            201,780
                                        -----------     -----------        -----------
  Net increase (decrease) in net
   assets from operations                  (311,451)        (82,170)           301,391
                                        -----------     -----------        -----------
Accumulation unit transactions:
Participant deposits                        465,787         727,985             14,131
Participant transfers, net                2,887,138      (1,511,654)            (2,053)
Participant withdrawals                    (533,452)       (123,729)           (58,333)
                                        -----------     -----------        -----------
  Net increase (decrease) from
   participant transactions               2,819,473        (907,398)           (46,255)
                                        -----------     -----------        -----------
    Total increase (decrease) in
     net assets                           2,508,022        (989,568)           255,136

Net assets:
Beginning of period                       2,026,226       1,133,551          3,273,660
                                        -----------     -----------        -----------
End of period                           $ 4,534,248     $   143,983        $ 3,528,796
                                        ===========     ===========        ===========

The Notes to the Financial Statements are an integral part of these statements.

CG Corporate Insurance Variable Life Separate
Account 02
Financial Statements

Statements of Changes in Net Assets
For the year ended December 31, 2002

                                                            Janus Aspen Series                                       Neuberger
                                        Goldman Sachs          Sub-Accounts           MFS Series Sub-Accounts          Berman
                                        -------------   -------------------------     -------------------------     ------------
                                           MidCap                                      Emerging         Total
                                           Value        Balanced       Worldwide        Growth         Return       AMT Partners
                                        -----------     ---------     -----------     -----------     ---------     ------------
Operations:
Net investment gain (loss)              $    14,212     $   3,842     $    (2,352)    $   (10,949)    $   7,223     $        (49)
Net realized gain (loss)                      4,679           454      (1,866,778)       (145,706)        6,618             (536)
Change in net unrealized gain (loss)         (3,080)      (18,928)          7,340        (439,493)      (67,220)          (1,161)
                                        -----------     ---------     -----------     -----------     ---------     ------------
  Net increase (decrease) in net
   assets from operations                    15,811       (14,632)     (1,861,790)       (596,148)      (53,379)          (1,746)
                                        -----------     ---------     -----------     -----------     ---------     ------------
Accumulation unit transactions:
Participant deposits                          2,204        81,816       1,774,542         281,727       107,741            2,698
Participant transfers, net                1,469,230        13,961      (2,634,996)       (131,418)       15,320           (2,530)
Participant withdrawals                      (5,308)      (26,922)       (426,504)       (199,855)      (47,881)            (246)
                                        -----------     ---------     -----------     -----------     ---------     ------------
Net increase (decrease) from
 participant transactions                 1,466,126        68,855      (1,286,958)        (49,546)       75,180              (78)
                                        -----------     ---------     -----------     -----------     ---------     ------------
Total increase (decrease) in
 net assets                               1,481,937        54,223      (3,148,748)       (645,694)       21,801           (1,824)

Net assets:
Beginning of period                              --       179,468       5,883,661       1,552,919       851,871            5,445
                                        -----------     ---------     -----------     -----------     ---------     ------------
End of period                           $ 1,481,937     $ 233,691     $ 2,734,913     $   907,225     $ 873,672     $      3,621
                                        ===========     =========     ===========     ===========     =========     ============


                                           OCC Accumulation Trust - Sub-Accounts
                                          ---------------------------------------
                                                                        Small
                                           Equity        Managed         Cap
                                          ---------     ---------     -----------
Operations:
Net investment gain (loss)                $    (101)    $   1,069     $   (11,749)
Net realized gain (loss)                     (1,390)       (4,805)        204,979
Change in net unrealized gain (loss)        (68,453)      (15,524)       (538,665)
                                          ---------     ---------     -----------
  Net increase (decrease) in net
   assets from operations                   (69,944)      (19,260)       (345,435)
                                          ---------     ---------     -----------
Accumulation unit transactions:
Participant deposits                         65,839         9,688          50,446
Participant transfers, net                  (20,259)       (5,239)        264,709
Participant withdrawals                     (78,418)      (28,703)        (42,767)
                                          ---------     ---------     -----------
Net increase (decrease) from
 participant transactions                   (32,838)      (24,254)        272,388
                                          ---------     ---------     -----------
Total increase (decrease) in
 net assets                                (102,782)      (43,514)        (73,047)

Net assets:
Beginning of period                         335,946       108,439       1,301,498
                                          ---------     ---------     -----------
End of period                             $ 233,164     $  64,925     $ 1,228,451
                                          =========     =========     ===========

The Notes to the Financial Statements are an integral part of these statements.

CG Corporate Insurance Variable Life Separate
Account 02
Financial Statements

Statements of Changes in Net Assets
For the year ended December 31, 2002

                                                                                            Templeton
                                                                                             Variable
                                                                                         Products Series
                                           PIMCO           Scudder VIT - Sub-Accounts    Fund Sub-Account       Vanguard Group
                                        ------------     -----------------------------  ------------------    -----------------
                                         High Yield        EAFE(R)           Small      Foreign Securities    VIF Small Company
                                            Fund         Equity Index         Cap          Fund-Class l         Growth Fund
                                        ------------     ------------     ------------     ------------         ------------
Operations:
Net investment gain (loss)              $     70,952     $        155     $        646     $      8,001         $     (1,916)
Net realized gain (loss)                         101           (3,903)         (25,980)          (3,411)                 125
Change in net unrealized gain (loss)         339,014           (7,768)          (9,558)        (197,577)              36,654
                                        ------------     ------------     ------------     ------------         ------------
  Net increase (decrease) in net
   assets from operations                    410,067          (11,516)         (34,892)        (192,987)              34,863
                                        ------------     ------------     ------------     ------------         ------------

Accumulation unit transactions:
Participant deposits                             412            1,813           78,554          415,815                4,950
Participant transfers, net                 4,689,334           23,922          214,684        1,622,467            1,564,369
Participant withdrawals                      (17,120)          (4,540)          (9,266)        (361,705)              (6,314)
                                        ------------     ------------     ------------     ------------         ------------
  Net increase (decrease) from
   participant transactions                4,672,626           21,195          283,972        1,676,577            1,563,005
                                        ------------     ------------     ------------     ------------         ------------

    Total increase (decrease) in
     net assets                            5,082,693            9,679          249,080        1,483,590            1,597,868

Net assets:
Beginning of period                               --           17,275            6,634          870,126                   --
                                        ------------     ------------     ------------     ------------         ------------
End of period                           $  5,082,693     $     26,954     $    255,714     $  2,353,716         $  1,597,868
                                        ============     ============     ============     ============         ============

The Notes to the Financial Statements are an integral part of these statements.

CG Corporate Insurance Variable Life Separate
Account 02
Financial Statements

Statements of Changes in Net Assets
For the year ended December 31, 2001

                                                                                                       CIGNA Variable
                                                                                                       Products Group
                                            Alger American Portfolio Sub-Accounts                       Sub-Accounts
                                        --------------------------------------------    -------------------------------------------
                                                          MidCap           Small         Investment
                                           Growth         Growth      Capitalization     Grade Bond     Money Market     S&P 500
                                        ------------   ------------   --------------    ------------    ------------   ------------
Operations:
Net investment gain (loss)              $    (18,884)  $    (23,209)   $    (15,914)    $    656,143    $    255,384   $     88,343
Net realized gain (loss)                     471,551      1,266,450         (82,004)          76,125              --       (986,920)
Change in net unrealized gain (loss)        (946,028)    (1,469,841)       (837,746)        (209,722)             --     (3,744,331)
                                        ------------   ------------    ------------     ------------    ------------   ------------
  Net increase (decrease) in net
   assets from operations                   (493,361)      (226,600)       (935,664)         522,546         255,384     (4,642,908)
                                        ------------   ------------    ------------     ------------    ------------   ------------
Accumulation unit transactions:
Participant deposits                       1,504,564        913,631         891,983        1,432,958       3,642,601      5,653,564
Participant transfers, net                   (75,640)       611,101         322,252          622,332        (344,481)    (2,330,091)
Participant withdrawals                     (818,653)      (656,293)       (838,415)      (2,179,389)       (896,978)    (4,859,122)
                                        ------------   ------------    ------------     ------------    ------------   ------------
  Net increase (decrease) from
   participant transactions                  610,271        868,439         375,820         (124,099)      2,401,142     (1,535,649)
                                        ------------   ------------    ------------     ------------    ------------   ------------
    Total increase (decrease) in
     net assets                              116,910        641,839        (559,844)         398,447       2,656,526     (6,178,557)

Net assets:
Beginning of period                        3,734,314      2,605,838       2,667,571        7,039,501       7,439,486     36,709,763
                                        ------------   ------------    ------------     ------------    ------------   ------------
End of period                           $  3,851,224   $  3,247,677    $  2,107,727     $  7,437,948    $ 10,096,012   $ 30,531,206
                                        ============   ============    ============     ============    ============   ============

                                          Deutsche VIT - Sub-Accounts
                                         -----------------------------
                                            EAFE(R)         Small
                                         Equity Index   Capitalization
                                         ------------   --------------
Operations:
Net investment gain (loss)               $       (583)    $    (352)
Net realized gain (loss)                      (57,201)      (18,385)
Change in net unrealized gain (loss)           25,368         9,003
                                         ------------     ---------
  Net increase (decrease) in net
   assets from operations                     (32,416)       (9,734)
                                         ------------     ---------
Accumulation unit transactions:
Participant deposits                            1,365         4,837
Participant transfers, net                        388            19
Participant withdrawals                      (199,442)     (159,084)
                                         ------------     ---------
  Net increase (decrease) from
   participant transactions                  (197,689)     (154,228)
                                         ------------     ---------
    Total increase (decrease) in
     net assets                              (230,105)     (163,962)

Net assets:
Beginning of period                           247,380       170,596
                                         ------------     ---------
End of period                            $     17,275     $   6,634
                                         ============     =========

The Notes to the Financial Statements are an integral part of these statements.

CG Corporate Insurance Variable Life Separate
Account 02
Financial Statements

Statements of Changes in Net Assets
For the year ended December 31, 2001

                                                                            Fidelity
                                                                            Variable
                                           Fidelity Variable Insurance     Insurance
                                                  Products Fund          Products Fund ll        Janus Aspen Series
                                                  Sub-Accounts             Sub-Account              Sub-Accounts
                                        -----------------------------     ------------     -----------------------------
                                           Equity-           High          Investment
                                           Income           Income         Grade Bond        Balanced         Worldwide
                                        ------------     ------------     ------------     ------------     ------------
Operations:
Net investment gain (loss)              $     12,500     $    144,882     $    212,066     $      2,953     $    (21,132)
Net realized gain (loss)                      86,171           (6,588)          48,307           (3,367)         (63,646)
Change in net unrealized gain (loss)        (224,616)        (305,467)          13,438           (6,964)      (1,631,285)
                                        ------------     ------------     ------------     ------------     ------------
  Net increase (decrease) in net
   assets from operations                   (125,945)        (167,173)         273,811           (7,378)      (1,716,063)
                                        ------------     ------------     ------------     ------------     ------------
Accumulation unit transactions:
Participant deposits                         407,706          438,508           30,881           77,878        1,813,258
Participant transfers, net                   657,803          176,963           (4,228)          (9,886)         191,360
Participant withdrawals                     (709,934)        (558,264)      (1,564,765)         (86,103)      (1,305,136)
                                        ------------     ------------     ------------     ------------     ------------
  Net increase (decrease) from
   participant transactions                  355,575           57,207       (1,538,112)         (18,111)         699,482
                                        ------------     ------------     ------------     ------------     ------------
    Total increase (decrease) in
     net assets                              229,630         (109,966)      (1,264,301)         (25,489)      (1,016,581)

Net assets:
Beginning of period                        1,796,596        1,243,517        4,537,961          204,957        6,900,242
                                        ------------     ------------     ------------     ------------     ------------
End of period                           $  2,026,226     $  1,133,551     $  3,273,660     $    179,468     $  5,883,661
                                        ============     ============     ============     ============     ============

                                           MFS Series Sub-Accounts
                                         -----------------------------
                                           Emerging          Total
                                            Growth           Return
                                         ------------     ------------
Operations:
Net investment gain (loss)               $    (14,863)    $      7,041
Net realized gain (loss)                     (103,034)           7,534
Change in net unrealized gain (loss)         (686,896)          (8,146)
                                         ------------     ------------
  Net increase (decrease) in net
   assets from operations                    (804,793)           6,429
                                         ------------     ------------
Accumulation unit transactions:
Participant deposits                          481,489          158,939
Participant transfers, net                    120,675          582,738
Participant withdrawals                    (1,109,960)        (126,753)
                                         ------------     ------------
  Net increase (decrease) from
   participant transactions                  (507,796)         614,924
                                         ------------     ------------
    Total increase (decrease) in
     net assets                            (1,312,589)         621,353

Net assets:
Beginning of period                         2,865,508          230,518
                                         ------------     ------------
End of period                            $  1,552,919     $    851,871
                                         ============     ============

The Notes to the Financial Statements are an integral part of these statements.

CG Corporate Insurance Variable Life Separate
Account 02
Financial Statements

Statements of Changes in Net Assets
For the year ended December 31, 2001

                                                                                                             Templeton
                                                                                                              Variable
                                          Neuberger                                                       Products Series
                                           Berman              OCC Accumulation Trust - Sub-Accounts      Fund Sub-Account
                                        ------------     -----------------------------------------------  ----------------
                                                                                              Small        International-
                                        AMT Partners        Equity          Managed       Capitalization       Class l
                                        ------------     ------------     ------------    --------------    ------------
Operations:
Net investment gain (loss)              $        (19)    $       (971)    $        991     $     (1,444)    $     26,705
Net realized gain (loss)                         137            5,858           20,207          137,055          127,387
Change in net unrealized gain (loss)            (339)         (31,094)         (27,372)         (52,456)        (470,444)
                                        ------------     ------------     ------------     ------------     ------------
  Net increase (decrease) in net
   assets from operations                       (221)         (26,207)          (6,174)          83,155         (316,352)
                                        ------------     ------------     ------------     ------------     ------------
Accumulation unit transactions:
Participant deposits                           1,615          102,686           29,547           81,752          256,512
Participant transfers, net                         4             (871)             (27)         125,983         (967,940)
Participant withdrawals                       (5,650)         (82,734)        (453,694)        (489,275)        (599,180)
                                        ------------     ------------     ------------     ------------     ------------
  Net increase (decrease) from
   participant transactions                   (4,031)          19,081         (424,174)        (281,540)      (1,310,608)
                                        ------------     ------------     ------------     ------------     ------------
    Total increase (decrease) in
     net assets                               (4,252)          (7,126)        (430,348)        (198,385)      (1,626,960)

Net assets:
Beginning of period                            9,697          343,072          538,787        1,499,883        2,497,086
                                        ------------     ------------     ------------     ------------     ------------
End of period                           $      5,445     $    335,946     $    108,439     $  1,301,498     $    870,126
                                        ============     ============     ============     ============     ============

The Notes to the Financial Statements are an integral part of these statements.

CG Corporate Insurance Variable Life Separate
Account 02
Financial Statements

Statements of Changes in Net Assets
For the year ended December 31, 2000

                                                                                                      CIGNA Variable
                                                                                                      Products Group
                                         Alger American Portfolio Sub-Accounts                         Sub-Accounts
                                    ---------------------------------------------     ---------------------------------------------
                                                      MidCap           Small                                            Investment
                                       Growth         Growth       Capitalization     Money Market       S&P 500        Grade Bond
                                    -----------     -----------    --------------     ------------     ------------     -----------
Operations:
Net investment gain (loss)          $   (25,468)    $   (14,122)    $     (18,557)    $    206,946     $    440,162     $   336,662
Net realized gain (loss)                273,527          53,966           917,341               --          664,540             809
Net unrealized gain (loss)             (892,940)         (8,654)       (1,751,035)              --       (5,051,494)         89,778
                                    -----------     -----------     -------------     ------------     ------------     -----------
  Net increase (decrease) from
   operations                          (644,881)         31,190          (852,251)         206,946       (3,946,792)        427,249
                                    -----------     -----------     -------------     ------------     ------------     -----------
Accumulation unit transactions:
Participant deposits                    795,440         179,407           581,588       12,656,505        4,723,545       1,718,380
Participant transfers                 1,752,569       1,888,827         1,642,108       (5,765,700)      (2,193,272)      3,414,963
Participant withdrawals                (194,409)        (78,665)         (100,581)        (325,265)      (1,131,243)       (145,998)
                                    -----------     -----------     -------------     ------------     ------------     -----------
  Net increase (decrease) from
   participant transactions           2,353,600       1,989,569         2,123,115        6,565,540        1,399,030       4,987,345
                                    -----------     -----------     -------------     ------------     ------------     -----------
    Total increase (decrease) in
     net assets                       1,708,719       2,020,759         1,270,864        6,772,486       (2,547,762)      5,414,594

Net assets:
Beginning of period                   2,025,595         585,079         1,396,707          667,000       39,257,525       1,624,907
                                    -----------     -----------     -------------     ------------     ------------     -----------
End of period                       $ 3,734,314     $ 2,605,838     $   2,667,571     $  7,439,486     $ 36,709,763     $ 7,039,501
                                    ===========     ===========     =============     ============     ============     ===========

                                     Deutsche VIT - Sub-Accounts
                                     ---------------------------
                                      EAFE(R)         Small
                                      Equity      Capitalization
                                     ---------    --------------
Operations:
Net investment gain (loss)           $  (2,009)    $      (1,205)
Net realized gain (loss)                   768              (134)
Net unrealized gain (loss)             (35,616)           (9,431)
                                     ---------     -------------
  Net increase (decrease) from
   operations                          (36,857)          (10,770)
                                     ---------     -------------
Accumulation unit transactions:
Participant deposits                   137,627            99,629
Participant transfers                  138,960            68,607
Participant withdrawals                 (5,375)           11,831
                                     ---------     -------------
  Net increase (decrease) from
   participant transactions            271,212           180,067
                                     ---------     -------------
    Total increase (decrease) in
     net assets                        234,355           169,297

Net assets:
Beginning of period                     13,025             1,299
                                     ---------     -------------
End of period                        $ 247,380     $     170,596
                                     =========     =============

The Notes to the Financial Statements are an integral part of these statements.

CG Corporate Insurance Variable Life Separate
Account 02
Financial Statements

Statements of Changes in Net Assets
For the year ended December 31, 2000

                                                                       Fidelity
                                                                       Variable
                                     Fidelity Variable Insurance       Insurance
                                           Products Fund            Products Fund ll      Janus Aspen Series
                                            Sub-Accounts              Sub-Account            Sub-Accounts
                                   -----------------------------    ----------------  -----------------------------
                                      Equity-           High          Investment
                                      Income           Income         Grade Bond       Worldwide         Balanced
                                   ------------     ------------     ------------     ------------     ------------
Operations:
Net investment gain (loss)         $      9,212     $     38,730     $    247,308     $     78,310     $      3,642
Net realized gain (loss)                117,679          (18,181)           2,579          331,819              783
Net unrealized gain (loss)               35,556         (347,910)         171,110       (1,784,446)         (10,611)
                                   ------------     ------------     ------------     ------------     ------------
  Net increase (decrease) from
   operations                           162,447         (327,361)         420,997       (1,374,317)          (6,186)
                                   ------------     ------------     ------------     ------------     ------------
Accumulation unit transactions:
Participant deposits                    546,479           75,833           45,190        1,182,540           11,741
Participant transfers                  (137,533)         701,198           (2,785)       2,591,838          201,096
Participant withdrawals                (154,810)         (37,390)         (89,432)        (290,863)          (1,694)
                                   ------------     ------------     ------------     ------------     ------------
Net increase (decrease) from
 participant transactions               254,136          739,641          (47,027)       3,483,515          211,143
                                   ------------     ------------     ------------     ------------     ------------
  Total increase (decrease) in
   net assets                           416,583          412,280          373,970        2,109,198          204,957

Net assets:
Beginning of period                   1,380,013          831,237        4,163,991        4,791,044               --
                                   ------------     ------------     ------------     ------------     ------------
End of period                      $  1,796,596     $  1,243,517     $  4,537,961     $  6,900,242     $    204,957
                                   ============     ============     ============     ============     ============

                                       MFS Series Sub-Accounts
                                     -----------------------------
                                       Emerging           Total
                                        Growth           Return
                                     ------------     ------------
Operations:
Net investment gain (loss)           $     62,345     $      5,787
Net realized gain (loss)                   54,354            4,992
Net unrealized gain (loss)               (849,853)          20,021
                                     ------------     ------------
  Net increase (decrease) from
   operations                            (733,154)          30,800
                                     ------------     ------------
Accumulation unit transactions:
Participant deposits                      809,247          171,619
Participant transfers                     563,733         (132,907)
Participant withdrawals                  (212,938)         (33,589)
                                     ------------     ------------
Net increase (decrease) from
 participant transactions               1,160,042            5,123
                                     ------------     ------------
  Total increase (decrease) in
   net assets                             426,888           35,923

Net assets:
Beginning of period                     2,438,620          194,595
                                     ------------     ------------
End of period                        $  2,865,508     $    230,518
                                     ============     ============

The Notes to the Financial Statements are an integral part of these statements.

CG Corporate Insurance Variable Life Separate
Account 02
Financial Statements

Statements of Changes in Net Assets
For the year ended December 31, 2000

                                                                                                          Templeton
                                                                                                          Variable
                                        Neuberger                                                       Products Series
                                         Berman               OCC Accumulation Trust - Sub-Accounts    Fund Sub-Account
                                     -------------     ---------------------------------------------   ----------------
                                                                                           Small         International-
                                      AMT Partners        Equity         Managed       Capitalization       Class l
                                     -------------     -----------     -----------     --------------    -------------
Operations:
Net investment gain (loss)           $         (24)    $      (668)    $     4,559     $      (4,582)    $      19,285
Net realized gain (loss)                        (2)         26,804          58,122             4,771           244,051
Net unrealized gain (loss)                      (9)          5,560         (17,884)          451,848          (322,814)
                                     -------------     -----------     -----------     -------------     -------------
  Net increase (decrease) from
   operations                                  (35)         31,696          44,797           452,037           (59,478)
                                     -------------     -----------     -----------     -------------     -------------
Accumulation unit transactions:
Participant deposits                         1,579         103,790          93,723            16,711           664,751
Participant transfers                        8,221         (15,023)       (373,238)           (4,981)           14,345
Participant withdrawals                        (68)        (35,903)        (40,837)          (25,118)         (130,440)
                                     -------------     -----------     -----------     -------------     -------------
  Net increase (decrease) from
   participant transactions                  9,732          52,864        (320,352)          (13,388)          548,656
                                     -------------     -----------     -----------     -------------     -------------
     Total increase (decrease) in
      net assets                             9,697          84,560        (275,555)          438,649           489,178

Net assets:
Beginning of period                             --         258,512         814,342         1,061,234         2,007,908
                                     -------------     -----------     -----------     -------------     -------------
End of period                        $       9,697     $   343,072     $   538,787     $   1,499,883     $   2,497,086
                                     =============     ===========     ===========     =============     =============

The Notes to the Financial Statements are an integral part of these statements.

CG Corporate Insurance Variable Life Separate Account 02
Notes to Financial Statements
December 31, 2002
--------------------------------------------------------------------------------

1. Organization

            CG Corporate Insurance Variable Life Separate Account 02 (the Account) is registered as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The operations of the Account are part of the operations of Connecticut General Life Insurance Company (CG Life). The assets and liabilities of the Account are clearly identified and distinguished from other assets and liabilities of CG Life. The assets of the Account are not available to meet the general obligations of CG Life and are held for the exclusive benefit of the participants.

            At December 31, 2002, the assets of the Account are invested into variable sub-accounts, each of which is invested in shares of one of twenty-three portfolios (mutual funds) managed by twelve diversified open-end investment management companies, each portfolio having its own investment objective. The variable sub-accounts are:

        Alger American Fund:
            Alger American Growth Portfolio
            Alger American MidCap Growth Portfolio
            Alger American Small Capitalization Portfolio

        CIGNA Variable Products Group:
            TimesSquare Variable Products Investment Grade Bond Fund TimesSquare Variable Products Money Market Fund
            TimesSquare Variable Products S&P 500 Index Fund

        Fidelity Variable Insurance Products Fund:
            Fidelity Equity-Income Portfolio
            Fidelity High Income Portfolio

        Fidelity Variable Insurance Products Fund II:
            Fidelity Investment Grade Bond Portfolio

        Goldman Sachs Variable Insurance Trust:
            Goldman Sachs MidCap Value Fund

        Janus Aspen Series:
            Janus Aspen Series Balanced Portfolio
            Janus Aspen Series Worldwide Growth Portfolio

        MFS Variable Insurance Trust:
            MFS Emerging Growth Series
            MFS Total Return Series

        Neuberger Berman Advisors:
            Neuberger Berman Advisors Management Trust (AMT) Partners Portfolio

        OCC Accumulation Trust:
            OCC Equity Portfolio
            OCC Managed Portfolio
            OCC Small Cap Portfolio

        PIMCO Variable Insurance Trust:
            PIMCO High Yield Portfolio

        Scudder VIT Funds (formerly Deutsche Asset Management VIT Funds):
            Scudder VIT EAFE(R) Equity Index Fund
            Scudder VIT Small Cap Index Fund

        Templeton Variable Products Series Fund:
            Templeton Foreign Securities Fund - Class 1

CG Corporate Insurance Variable Life Separate Account 02
Notes to Financial Statements
December 31, 2002 (continued)
--------------------------------------------------------------------------------

        Vanguard Variable Insurance Fund:
            Vanguard VIF Small Company Growth Portfolio

            During 2002, there were three new funds added: Goldman Sachs Midcap Value, PIMCO High Yield Fund and Vanguard VIF Small Company Growth Fund.

2. Significant Accounting Policies

      These financial statements have been prepared in conformity with generally accepted accounting principles and reflect management's estimates and assumptions, such as those regarding fair value, that affect recorded amounts. Actual results could differ from those estimates. Significant estimates are discussed throughout the Notes to Financial Statements. The following is a summary of significant accounting policies consistently applied in the preparation of the Account's financial statements:

      A. Investment Valuation: Investments held by the sub-accounts are valued at their respective closing net asset values per share as determined by the mutual funds as of December 31, 2002. The change in the difference between cost and value is reflected as a change in net unrealized gain (loss) in the Statements of Operations.

      B. Investment Transactions: Investment transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on sales of investments are determined by the last-in, first-out cost basis of the investment sold. Dividend and capital gain distributions are recorded on the ex-dividend date. Investment transactions are settled through CG Life. Amounts due to or due from CG Life as of December 31, 2002 are recorded as payables to/receivables from CG Life in the Statements of Assets and Liabilities.

      C. Federal Income Taxes: The operations of the Account form a part of, and are taxed with, the total operations of CG Life, which is taxed as a life insurance company. Under existing Federal income tax law, investment income (dividends) and capital gains attributable to the Account are not taxed.

      D. Contract Policies: New policies issued in the current year related to pre-existing contracts are deemed issued under that contract's original effective date, with regard to fee structures.

3. Investments

      Total mutual fund shares held and cost of investments as of December 31, 2002 were:

-----------------------------------------------------------------------------------------------------------
                                                                                                 Cost of
Mutual Fund Shares held by Sub-Accounts                                          Shares Held   Investments
-----------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                                     159,049    $  7,031,807
Alger American MidCap Growth Portfolio                                               50,555       1,362,073
Alger American Small Capitalization Portfolio                                        23,883       1,009,375
Fidelity Equity-Income Portfolio                                                    249,683       4,984,889
Fidelity High Income Portfolio                                                       24,283         299,701
Fidelity Investment Grade Bond Portfolio                                            257,577       3,111,634
Goldman Sachs MidCap Value Fund                                                     139,674       1,485,017
Janus Aspen Series Balanced Portfolio                                                11,350         270,200
Janus Aspen Series Worldwide Growth Portfolio                                       129,925       3,827,324
MFS Emerging Growth Series                                                           76,174       1,654,651
MFS Total Return Series                                                              50,974         926,605
Neuberger Berman AMT Partners Portfolio                                                 318           5,131
OCC Equity Portfolio                                                                  9,098         321,983
OCC Managed Portfolio                                                                 1,981          73,914
OCC Small Cap Portfolio                                                              57,084       1,515,586
PIMCO High Yield Portfolio                                                          708,884       4,743,686
Scudder VIT EAFE(R) Equity Index Fund                                                 4,166          44,208
Scudder VIT Small Cap Index Fund                                                     30,263         265,537
Templeton Foreign Securities Fund - Class 1                                         247,499       3,206,897
TimesSquare Variable Products Investment Grade Bond Fund                          1,069,916      10,699,176
TimesSquare Variable Products Money Market Fund                                  11,026,147      11,026,055
TimesSquare Variable Products S&P 500 Index Fund                                  2,170,991      35,107,483
Vanguard VIF Small Company Growth Portfolio                                         133,267       1,561,215
-----------------------------------------------------------------------------------------------------------

CG Corporate Insurance Variable Life Separate Account 02
Notes to Financial Statements
December 31, 2002 (continued)
--------------------------------------------------------------------------------

3. Investments (continued)

Total purchases and sales of shares of each mutual fund for the years ended December 31, 2002, 2001 and 2000 were as follows:

-----------------------------------------------------------------------------------------------------------
                                          December 31, 2002
-----------------------------------------------------------------------------------------------------------
Mutual Fund Shares held by Sub-Account                                          Purchases          Sales
-----------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                                $  2,691,306    $    775,825
Alger American MidCap Growth Portfolio                                            2,046,404       3,291,781
Alger American Small Capitalization Portfolio                                     2,016,088       2,791,548
Fidelity Equity-Income Portfolio                                                  4,060,176       1,226,802
Fidelity High Income Portfolio                                                    1,178,706       1,904,703
Fidelity Investment Grade Bond Portfolio                                            142,219          91,490
Goldman Sachs MidCap Value Fund                                                   1,491,551          11,213
Janus Aspen Series Balanced Portfolio                                               115,821          43,124
Janus Aspen Series Worldwide Growth Portfolio                                     2,315,939       3,605,249
MFS Emerging Growth Series                                                          433,864         494,359
MFS Total Return Series                                                             192,958         110,555
Neuberger Berman AMT Partners Portfolio                                               4,859           4,986
OCC Equity Portfolio                                                                 77,891         110,830
OCC Managed Portfolio                                                                 9,858          33,043
OCC Small Cap Portfolio                                                             543,797         283,158
PIMCO High Yield Portfolio                                                        4,766,749          23,171
Scudder VIT EAFE(R) Equity Index Fund                                                36,661          15,311
Scudder VIT Small Cap Index Fund                                                    384,924         100,306
Templeton Foreign Securities Fund - Class 1                                       2,043,315         358,737
TimesSquare Variable Products Investment Grade Bond Fund                          6,573,428       3,500,938
TimesSquare Variable Products Money Market Fund                                   6,792,456       5,862,329
TimesSquare Variable Products S&P 500 Index Fund                                 11,152,744       5,941,226
Vanguard VIF Small Company Growth Portfolio                                       1,568,353           7,264
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                                         December 31, 2001
-----------------------------------------------------------------------------------------------------------
Mutual Fund Shares held by Sub-Account                                          Purchases          Sales
-----------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                                $  2,522,171    $  1,407,938
Alger American MidCap Growth Portfolio                                            3,079,267         898,940
Alger American Small Capitalization Portfolio                                     1,327,404         967,539
Fidelity Equity-Income Portfolio                                                  1,334,810         884,332
Fidelity High Income Portfolio                                                      821,430         619,348
Fidelity Investment Grade Bond Portfolio                                            280,155       1,606,436
Goldman Sachs MidCap Value Fund                                                          --              --
Janus Aspen Series Balanced Portfolio                                               121,904         137,048
Janus Aspen Series Worldwide Growth Portfolio                                     2,910,590       2,232,342
MFS Emerging Growth Series                                                          977,375       1,392,447
MFS Total Return Series                                                             880,267         251,367
Neuberger Berman AMT Partners Portfolio                                               1,991           5,706
OCC Equity Portfolio                                                                103,922          83,779
OCC Managed Portfolio                                                                31,003         454,157
OCC Small Capitalization Portfolio                                                  350,166         527,398
PIMCO High Yield Portfolio                                                               --              --
Scudder VIT EAFE(R) Equity Index Fund                                                 1,386         199,717
Scudder VIT Small Capitalization Index Fund                                           4,930         159,222
Templeton International Fund - Class 1                                              650,746       1,640,962
TimesSquare Variable Products Investment Grade Bond Fund                          2,804,950       2,291,923
TimesSquare Variable Products Money Market Fund                                   8,059,596       5,402,745
TimesSquare Variable Products S&P 500 Index Fund                                  6,715,238       8,161,515
Vanguard VIF Small Company Growth Portfolio                                              --              --
-----------------------------------------------------------------------------------------------------------

CG Corporate Insurance Variable Life Separate Account 02
Notes to Financial Statements
December 31, 2002 (continued)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                                             December 31, 2000
-----------------------------------------------------------------------------------------------------------
Mutual Fund Shares held by Sub-Account                                          Purchases          Sales
-----------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                                $  4,651,711    $  1,906,001
Alger American MidCap Growth Portfolio                                            3,707,656       1,480,248
Alger American Small Capitalization Portfolio                                     4,647,608       1,499,902
Fidelity Equity-Income Portfolio                                                    868,613         514,107
Fidelity High Income Portfolio                                                    1,609,200         830,813
Fidelity Investment Grade Bond Portfolio                                            354,260         153,875
Goldman Sachs MidCap Value Fund                                                          --              --
Janus Aspen Series Worldwide Growth Portfolio                                     5,919,681       1,925,662
Janus Aspen Series Balanced Portfolio                                               218,545           2,928
MFS Emerging Growth Series                                                        1,764,253         474,765
MFS Total Return Series                                                             199,282         184,700
Neuberger & Berman AMT Partners                                                       9,800              84
OCC Equity Portfolio                                                                137,017          58,770
OCC Managed Portfolio                                                               174,834         428,069
OCC Small Cap Portfolio                                                              24,271          42,688
PIMCO High Yield Portfolio                                                               --              --
Scudder VIT EAFE(R) Equity Index Fund                                               422,996         149,664
Scudder VIT Small Capitalization Index Fund                                         198,579          18,817
Templeton International Fund - Class 1                                            1,059,535         255,156
TimesSquare Variable Products Investment Grade Bond Fund                          5,617,227         293,324
TimesSquare Variable Products Money Market Fund                                  11,134,005       4,361,698
TimesSquare Variable Products S&P 500 Index Fund                                  7,976,612       5,598,134
Vanguard VIF Small Company Growth Portfolio                                              --              --
-----------------------------------------------------------------------------------------------------------

Changes in Units Outstanding
The changes in units outstanding for the years ended December 31, 2002, 2001 and 2000 were as follows:

--------------------------------------------------------------------------------------------------------
                                           December 31, 2002
--------------------------------------------------------------------------------------------------------
                                                                                                 Net
                                                                        Units      Units       Increase
Sub-Account                                                            Issued     Redeemed    (Decrease)
--------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                        296,933     (86,269)     210,664
Alger American MidCap Growth Portfolio                                 267,264    (491,518)    (224,254)
Alger American Small Capitalization Portfolio                          153,625    (328,574)    (174,949)
Fidelity Equity-Income Portfolio                                       427,027     (96,733)     330,294
Fidelity High Income Portfolio                                         137,914    (277,190)    (139,276)
Fidelity Investment Grade Bond Portfolio                                 1,011      (4,330)      (3,319)
Goldman Sachs MidCap Value Fund                                        154,521        (518)     154,003
Janus Aspen Series Balanced Portfolio                                   13,732      (5,687)       8,045
Janus Aspen Series Worldwide Growth Portfolio                          228,210    (434,273)    (206,063)
MFS Emerging Growth Series                                              44,829     (59,744)     (14,915)
MFS Total Return Series                                                 14,956      (8,052)       6,904
Neuberger Berman AMT Partners Portfolio                                    538        (644)        (106)
OCC Equity Portfolio                                                     6,182      (8,724)      (2,542)
OCC Managed Portfolio                                                      665      (2,898)      (2,233)
OCC Small Cap Portfolio                                                 22,192      (4,559)      17,633
PIMCO High Yield Portfolio                                             466,767      (1,696)     465,071
Scudder VIT EAFE(R) Equity Index Fund                                    4,617      (2,727)       1,890
Scudder VIT Small Cap Index Fund                                        37,653     (10,182)      27,471
Templeton Foreign Securities Fund - Class 1                            248,315     (37,576)     210,739
TimesSquare Variable Products Investment Grade Bond Fund               513,864    (291,318)     222,546
TimesSquare Variable Products Money Market Fund                        583,131    (507,949)      75,182
TimesSquare Variable Products S&P 500 Index Fund                     1,008,653    (558,287)     450,366
Vanguard VIF Small Company Growth Portfolio                            164,016        (574)     163,442

CG Corporate Insurance Variable Life Separate Account 02
Notes to Financial Statements
December 31, 2002 (continued)
--------------------------------------------------------------------------------

3. Investments (continued)

--------------------------------------------------------------------------------------------------------
                                             December 31, 2001
--------------------------------------------------------------------------------------------------------
                                                                                                  Net
                                                                       Units       Units        Increase
Sub-Account                                                            Issued     Redeemed     (Decrease)
--------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                        184,411    (101,286)      83,125
Alger American MidCap Growth Portfolio                                 146,628    (114,516)      32,112
Alger American Small Capitalization Portfolio                          118,422     (54,991)      63,431
Fidelity Equity-Income Portfolio                                        90,920     (63,152)      27,768
Fidelity High Income Portfolio                                          81,428     (70,305)      11,123
Fidelity Investment Grade Bond Portfolio                                 2,535    (124,707)    (122,172)
Goldman Sachs MidCap Value Fund                                             --          --           --
Janus Aspen Series Balanced Portfolio                                   12,948     (14,339)      (1,391)
Janus Aspen Series Worldwide Growth Portfolio                          235,753    (164,007)      71,746
MFS Emerging Growth Series                                              67,525     (82,373)     (14,848)
MFS Total Return Series                                                 64,244     (19,866)      44,378
Neuberger Berman AMT Partners Portfolio                                    166        (576)        (410)
OCC Equity Portfolio                                                     7,398      (5,768)       1,630
OCC Managed Portfolio                                                    2,060     (32,142)     (30,082)
OCC Small Cap Portfolio                                                 15,910     (34,823)     (18,913)
PIMCO High Yield Portfolio                                                  --          --           --
Scudder VIT EAFE(R) Equity Index Fund                                      188     (21,318)     (21,130)
Scudder VIT Small Cap Index Fund                                           401     (14,035)     (13,634)
Templeton Foreign Securities Fund - Class 1                             26,130    (135,624)    (109,494)
TimesSquare Variable Products Investment Grade Bond Fund               187,761    (202,108)     (14,347)
TimesSquare Variable Products Money Market Fund                        668,419    (466,937)     201,482
TimesSquare Variable Products S&P 500 Index Fund                       508,212    (597,015)     (88,803)
Vanguard VIF Small Company Growth Portfolio                                 --          --           --
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                                             December 31, 2000
--------------------------------------------------------------------------------------------------------
                                                                                                  Net
                                                                        Units      Units        Increase
Sub-Account                                                            Issued     Redeemed     (Decrease)
--------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                        304,814    (129,424)     175,390
Alger American MidCap Growth Portfolio                                 263,458    (113,860)     149,598
Alger American Small Capitalization Portfolio                          236,205    (104,568)     131,637
Fidelity Equity-Income Portfolio                                        60,669     (37,581)      23,088
Fidelity High Income Portfolio                                         158,470     (82,974)      75,496
Fidelity Investment Grade Bond Portfolio                                 5,919     (10,006)      (4,087)
Goldman Sachs MidCap Value Fund                                             --          --           --
Janus Aspen Series Balanced Portfolio                                   21,431        (258)      21,173
Janus Aspen Series Worldwide Growth Portfolio                          321,698    (118,908)     202,790
MFS Emerging Growth Series                                              71,911     (19,749)      52,162
MFS Total Return Series                                                 18,512     (18,099)         413
Neuberger Berman AMT Partners Portfolio                                    991          (7)         984
OCC Equity Portfolio                                                     8,735      (4,392)       4,343
OCC Managed Portfolio                                                    8,416     (33,147)     (24,731)
OCC Small Cap Portfolio                                                  1,636      (2,695)      (1,059)
PIMCO High Yield Portfolio                                                  --          --           --
Scudder VIT EAFE(R) Equity Index Fund                                   34,935     (12,444)      22,491
Scudder VIT Small Cap Index Fund                                        15,573      (1,466)      14,107
Templeton Foreign Securities Fund - Class 1                             61,106     (17,402)      43,704
TimesSquare Variable Products Investment Grade Bond Fund               517,409     (26,972)     490,437
TimesSquare Variable Products Money Market Fund                        469,214    (353,697)     115,517
TimesSquare Variable Products S&P 500 Index Fund                       980,271    (408,920)     571,351
Vanguard VIF Small Company Growth Portfolio                                 --          --           --
--------------------------------------------------------------------------------------------------------

CG Corporate Insurance Variable Life Separate Account 02
Notes to Financial Statements
December 31, 2002 (continued)
--------------------------------------------------------------------------------

4. Charges and Deductions

      For all contracts, CG Life charges each variable sub-account for mortality and expense risks based on the current value of each sub-account's assets. On all contracts sold after April 30, 1998, this fee is calculated as the daily equivalent of the annual rate of .55% during the first fifteen policy years and ..15% thereafter. All contracts considered sold before May 1, 1998 have an annual fee for mortality and expense risks of .85% per year during the first ten policy years, .45% per year during the eleventh through fifteenth policy years and .15% thereafter.

      For all contracts, CG Life charges each variable sub-account for administrative costs. On all contracts sold after April 30, 1998, this fee is calculated as a daily equivalent of the annual rate of .10% per year during the first fifteen policy years only. For all contracts considered sold before May 1, 1998, CG Life charges administrative costs at the rate of .10% per year for the first ten policy years only.

      Both the mortality and expense risk charges and the administrative fee deductions are also assessed against amounts held in the fixed account, if any. The fixed account is part of the general account of CG Life and is not included in these financial statements.

      CG Life charges a one-time policy issue fee of $175, that represents a portion of CG Life's administrative expenses for all contracts sold after April 30, 1998 and $250 for all contracts considered sold before May 1, 1998. Policy issue fees for 2002, 2001 and 2000 which were deducted from initial premium payments before amounts were invested in the Account, amounted to $113,950, $53,275 and $72,225, respectively.

      For all contracts considered sold after April 30, 1998, CG Life deducts a premium load of 6.5% of each premium payment before amounts are invested in the Account, to cover sales loads, state tax and Federal income tax liabilities. Additional premium loads of 45% of premium payments up to target premium specified in the policy are deducted in the first policy year and an additional 12% of premium payments up to target premium are deducted in years two through ten. If the specified amount under the policy is increased based on policy changes, other than a change in the death benefit option, an additional 25% premium load on all current year premium payments up to the increase in the target premium will be deducted from premium payments received during the 12 months following the increase, to the extent such premium payments include amounts attributable to the increase in specified amount.

      For all contracts considered sold before May 1, 1998, CG Life deducts a premium load of 6.5% of each premium payment before amounts are invested in the Account, to cover sales loads, state tax and Federal income tax liabilities. An additional 40% of premium payments, up to one guideline annual premium, as defined in the Account's prospectus, are deducted in the first policy year. If the specified amount under the policy is increased based on policy changes, other than a change in the death benefit option, an additional 25% premium load on all current year premium payments up to the increase in the target premium are deducted from premium payments received during the 12 months following the increase, to the extent such premium payments include amounts attributable to the increase in specified amount.

      CG Life charges a monthly operations fee of $8 per month. This charge is for operations such as premium billings and collections, policy value calculations, confirmations and periodic reports.

      CG Life deducts a monthly charge for the cost of insurance and any charges for supplemental riders. The cost of insurance charge depends on the attained age, years since issue, risk class of the insured (in accordance with state law) and the current net amount at risk. On a monthly basis, the administrative fee and the cost of insurance charges are deducted proportionately from the value of each variable sub-account and/or the fixed account funding option. The fixed account is part of the general account of CG Life and is not included in these financial statements.

      CG Life charges a $25 transaction fee for each transfer between funding options in excess of four during the policy year. No transaction fee charges were paid to CG Life for the years ended December 31, 2002, 2001 or 2000.

CG Corporate Insurance Variable Life Separate Account 02
Notes to Financial Statements
December 31, 2002 (continued)
--------------------------------------------------------------------------------

4. Charges and Deductions (continued)

      Fees charged by CG Life for premium loads are deducted from premium payments. Administrative fees and amounts deducted for the cost of insurance are included in participant withdrawals. Premium loads, net of refunds, administrative fees and costs of insurance, by variable sub-account, for the years ended December 31, 2002, 2001 and 2000 amounted to:

-------------------------------------------------------------------------------------------------------
          Premium Loads, net of (Refunds)
Sub-Account                                                             2002        2001         2000
-------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                      $ 138,428    $154,471     $ 89,810
Alger American MidCap Growth Portfolio                                 136,424      79,604       18,560
Alger American Small Capitalization Portfolio                          136,042      81,840       60,111
Fidelity Equity-Income Portfolio                                        54,250      34,205       46,964
Fidelity High Income Portfolio                                          63,619      39,980        6,906
Fidelity Investment Grade Bond Portfolio                                   974         863        2,862
Goldman Sachs MidCap Value Fund                                            386          --           --
Janus Aspen Series Balanced Portfolio                                    8,150      12,555        1,166
Janus Aspen Series Worldwide Growth Portfolio                          164,393     175,561      122,235
MFS Emerging Growth Series                                              29,261      50,988       83,306
MFS Total Return Series                                                 10,917      22,308       19,887
Neuberger Berman AMT Partners Portfolio                                    480         111          131
OCC Equity Portfolio                                                     5,195       7,870        8,219
OCC Managed Portfolio                                                      674       2,008        8,316
OCC Small Cap Portfolio                                                  5,865       7,560        1,916
PIMCO High Yield Portfolio                                                  29          --           --
Scudder VIT EAFE(R) Equity Index Fund                                      172        (138)      13,087
Scudder VIT Small Cap Index Fund                                        17,151         495        6,673
Templeton Foreign Securities Fund - Class 1                             35,610      26,548       55,379
TimesSquare Variable Products Investment Grade Bond Fund               152,885     146,829      174,209
TimesSquare Variable Products Money Market Fund                      1,750,075     594,205     1,978,425
TimesSquare Variable Products S&P 500 Index Fund                       524,067     511,951      470,626
Vanguard VIF Small Company Growth Portfolio                                794          --           --
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
          Administrative Fees
Sub-Account                                                             2002        2001         2000
-------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                      $   9,678    $  9,930     $ 10,782
Alger American MidCap Growth Portfolio                                   7,215       7,435        5,012
Alger American Small Capitalization Portfolio                            6,771       7,450        8,788
Fidelity Equity-Income Portfolio                                        12,214      12,014       13,857
Fidelity High Income Portfolio                                           3,325       3,250        2,940
Fidelity Investment Grade Bond Portfolio                                 1,811       2,761        4,046
Goldman Sachs MidCap Value Fund                                            567          --           --
Janus Aspen Series Balanced Portfolio                                      674         585          157
Janus Aspen Series Worldwide Growth Portfolio                           12,156      14,128       14,919
MFS Emerging Growth Series                                               4,708       6,005       11,493
MFS Total Return Series                                                  1,407       1,264        1,397
Neuberger Berman AMT Partners Portfolio                                     51          12            6
OCC Equity Portfolio                                                     1,526       1,724        1,601
OCC Managed Portfolio                                                      307         563        2,211
OCC Small Cap Portfolio                                                  1,342       1,131          937
PIMCO High Yield Portfolio                                               1,740          --           --
Scudder VIT EAFE(R) Equity Index Fund                                      100         294          441
Scudder VIT Small Cap Index Fund                                           318          41          151
Templeton Foreign Securities Fund - Class 1                              6,533       7,168        8,680
TimesSquare Variable Products Investment Grade Bond Fund                18,784      11,684       10,326
TimesSquare Variable Products Money Market Fund                        105,170      52,884       92,088
TimesSquare Variable Products S&P 500 Index Fund                        51,006      50,294       56,908
Vanguard VIF Small Company Growth Portfolio                                655          --           --
-------------------------------------------------------------------------------------------------------

CG Corporate Insurance Variable Life Separate Account 02
Notes to Financial Statements
December 31, 2002 (continued)
--------------------------------------------------------------------------------

4. Charges and Deductions (continued)

-------------------------------------------------------------------------------------------------------
          Costs of Insurance Deduction
Sub-Account                                                               2002        2001         2000
-------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                      $ 116,081    $113,517     $166,472
Alger American MidCap Growth Portfolio                                 105,024      91,850       67,083
Alger American Small Capitalization Portfolio                           62,790      57,454       65,176
Fidelity Equity-Income Portfolio                                        96,361      91,938      138,769
Fidelity High Income Portfolio                                          31,834      26,790       32,142
Fidelity Investment Grade Bond Portfolio                                56,393      60,718       71,981
Goldman Sachs MidCap Value Fund                                          4,741          --           --
Janus Aspen Series Balanced Portfolio                                   11,366       7,550        1,620
Janus Aspen Series Worldwide Growth Portfolio                          181,518     195,220      214,772
MFS Emerging Growth Series                                              78,792      91,642      153,969
MFS Total Return Series                                                 43,872      36,454       31,139
Neuberger Berman AMT Partners Portfolio                                    206         127           62
OCC Equity Portfolio                                                    37,378      36,693       33,069
OCC Managed Portfolio                                                    6,915      12,879       33,342
OCC Small Cap Portfolio                                                 23,302      20,806       16,992
PIMCO High Yield Portfolio                                              15,377          --           --
Scudder VIT EAFE(R) Equity Index Fund                                    4,447       3,741        5,199
Scudder VIT Small Cap Index Fund                                         8,952         718        1,847
Templeton Foreign Securities Fund - Class 1                             50,337      42,899       53,466
TimesSquare Variable Products Investment Grade Bond Fund               279,027     231,578      106,348
TimesSquare Variable Products Money Market Fund                        362,245     274,470      197,267
TimesSquare Variable Products S&P 500 Index Fund                       969,160     909,410      852,037
Vanguard VIF Small Company Growth Portfolio                              5,659          --           --
-------------------------------------------------------------------------------------------------------

      For policies considered issued after April 30, 1998, if the policy is fully surrendered during the first 12 months after issue, a credit will be refunded equal to 100% of all premium loads previously deducted in excess of 3.5% of all premiums paid. If the policy is fully surrendered during months 13 through 24, the credit will equal 50% of all premium loads previously deducted in excess of 3.5% of all premiums paid. If the policy is fully surrendered during the months 25 through 36, the credit will equal 33% of all premium loads previously deducted in excess of 3.5% of all premiums paid.

      For policies considered issued between May 1, 1997 and April 30, 1998, if the policy is fully surrendered during the first 12 months after issue, a credit will be refunded equal to 100% of all premium loads previously deducted in excess of 3.5% of all premiums paid. If the policy is fully surrendered during months 13 through 24, the credit will equal 50% of all premium loads previously deducted in excess of 3.5% of all premiums paid.

      Premium load refunds for the years ended December 31, 2002, 2001 and 2000, amounted to $673,534, $852,966 and $36,374, respectively.

      For partial surrenders, a transaction charge of $25 is imposed, allocated pro-rata among the variable sub-accounts (and, where applicable, the fixed account) from which the partial surrender proceeds are deducted, unless the policy owner and CG Life agree otherwise.

      Partial surrender transaction charges paid to CG Life for the years ended December 31, 2002, 2001 and 2000 were $200, $500 and $50, respectively.

5. Distribution of Net Income

      The Account does not expect to declare dividends to participants from accumulated net income. The accumulated net income is distributed to participants as part of death benefits, surrenders, and transfers to participant fixed or variable sub-accounts.

CG Corporate Insurance Variable Life Separate Account 02
Notes to Financial Statements
December 31, 2002 (continued)
--------------------------------------------------------------------------------

6. Diversification Requirements

      Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), a variable life insurance policy will not be treated as life insurance under Section 7702 of the Code for any period for which the investments of the segregated asset account, on which the policy is based, are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. CG Life believes, based on assurances from the mutual funds, that the mutual funds satisfy the requirements of the regulations. Therefore, the Account satisfies the requirements of the regulations, and CG Life believes the Account will continue to meet such requirements.

7. Related Party Transactions

      During the year ended December 31, 2002, management fees were paid to Times Square Capital Management, an affiliate of CG Life, in its capacity as advisor to the CIGNA Variable Products Group. The advisory agreement for the underlying funds provides for a fee at the annual rate of .35% of the average net assets of the Money Market Fund, .25% of the average net assets of the S&P 500 Index Fund and .50% of the average net assets of the Investment Grade Bond Fund.

8. Financial Highlights

      A summary of Financial Highlights of the Account for the year ended December 31, 2002, follows. Footnotes within the Financial Highlights represent the following:

* These amounts represent dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual funds, net of management fees assessed by the fund managers, divided by average net assets. These ratios exclude those expenses, such as mortality, expense and administrative charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying mutual funds in which the sub-accounts invest.

** These ratios represent annualized contract expenses, consisting of mortality, expense and administrative fee charges, for the year ended December 31, 2002. The ratios include only those expenses that result in a direct reduction to unit values. Charges, such as policy issue fees, premium loads and transaction fees made directly to contract owner accounts through the redemption of units and expenses of underlying mutual funds are excluded.

*** These amounts represent the total return for the year ended December 31, 2002, or shorter period if the fund was initially invested in during the year, including changes in the value of the underlying funds, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. This calculation is not applicable for new funds since there is no initial value.

                        ALGER AMERICAN GROWTH PORTFOLIO
                               December 31, 2002
                              Financial Highlights

                                      Contracts considered sold before May 1, 1998    Contracts considered sold after April 30, 1998
                                                        (RVUL 1)                                           (RVUL 2)
                                                      ------------                                       ------------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                                            $      16.78                                       $       9.83
                                                      ------------                                       ------------
Income from investment
  operations:
Net investment income (loss)                                 (0.15)                                             (0.04)
Net realized and unrealized
 gain (loss) on investment
 transactions                                                (5.49)                                             (3.25)
                                                      ------------                                       ------------
Total from investment
 operations                                           $      (5.64)                                      $      (3.29)
                                                      ------------                                       ------------

Net asset value, end of
 period                                               $      11.14                                       $       6.54
                                                      ============                                       ============

Total Return *** :                                         -33.59%                                            -33.50%

Supplemental Data:
Net assets, end of period
 (000's)                                              $        481                                       $      3,436
Ratio to average net assets:
 Expenses **                                                  0.95%                                              0.65%
 Investment Income*                                           0.03%                                              0.04%

================================================================================

                     ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
                               December 31, 2002
                              Financial Highlights

                                     Contracts considered sold before May 1, 1998     Contracts considered sold after April 30, 1998
                                                        (RVUL 1)                                           (RVUL 2)
                                                      ------------                                       ------------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                                            $      19.01                                       $      13.43
                                                      ------------                                       ------------
Income from investment
  operations:
Net investment income (loss)                                 (0.15)                                             (1.32)
Net realized and unrealized
 gain (loss) on investment
 transactions                                                (5.59)                                             (2.71)
                                                      ------------                                       ------------
Total from investment
 operations                                           $      (5.74)                                      $      (4.03)
                                                      ------------                                       ------------

Net asset value, end of
 period                                               $      13.27                                       $       9.40
                                                      ============                                       ============

Total Return *** :                                         -30.21%                                            -30.00%

Supplemental Data:
Net assets, end of period
 (000's)                                              $        499                                       $        131
Ratio to average net assets:
 Expenses **                                                  0.95%                                              0.65%
 Investment Income*                                           0.00%                                              0.00%

                 ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
                               December 31, 2002
                              Financial Highlights

                                     Contracts considered sold before May 1, 1998     Contracts considered sold after April 30, 1998
                                                        (RVUL 1)                                           (RVUL 2)
                                                      ------------                                       ------------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                                            $      10.27                                       $       7.65
                                                      ------------                                       ------------
Income from investment
  operations:
Net investment income (loss)                                 (0.10)                                             (4.02)
Net realized and unrealized
 gain (loss) on investment
 transactions                                                (2.66)                                              1.98
                                                      ------------                                       ------------
Total from investment
 operations                                           $      (2.76)                                      $      (2.04)
                                                      ------------                                       ------------

Net asset value, end of
 period                                               $       7.51                                       $       5.61
                                                      ============                                       ============

Total Return *** :                                         -26.82%                                            -26.70%

Supplemental Data:
Net assets, end of period
 (000's)                                              $        271                                       $         21
Ratio to average net assets:
 Expenses **                                                  0.95%                                              0.65%
 Investment Income*                                           0.00%                                              0.00%

================================================================================

                        FIDELITY EQUITY-INCOME PORTFOLIO
                               December 31, 2002
                              Financial Highlights

                                     Contracts considered sold before May 1, 1998     Contracts considered sold after April 30, 1998
                                                        (RVUL 1)                                           (RVUL 2)
                                                      ------------                                       ------------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                                            $      13.99                                       $      10.95
                                                      ------------                                       ------------
Income from investment
  operations:
Net investment income (loss)                                  0.03                                               0.03
Net realized and unrealized
 gain (loss) on investment
 transactions                                                (2.51)                                             (1.94)
                                                      ------------                                       ------------
Total from investment
 operations                                           $      (2.48)                                      $      (1.91)
                                                      ------------                                       ------------

Net asset value, end of
 period                                               $      11.51                                       $       9.04
                                                      ============                                       ============

Total Return *** :                                         -17.73%                                            -17.48%

Supplemental Data:
Net assets, end of period
 (000's)                                              $        847                                       $      3,687
Ratio to average net assets:
 Expenses **                                                  0.95%                                              0.65%
 Investment Income*                                           1.11%                                              1.42%

                         FIDELITY HIGH INCOME PORTFOLIO
                               December 31, 2002
                              Financial Highlights

                                     Contracts considered sold before May 1, 1998     Contracts considered sold after April 30, 1998
                                                        (RVUL 1)                                           (RVUL 2)
                                                      ------------                                       ------------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                                            $       7.86                                       $       7.11
                                                      ------------                                       ------------
Income from investment
  operations:
Net investment income (loss)                                  0.95                                              22.04
Net realized and unrealized
 gain (loss) on investment
 transactions                                                (0.75)                                            (21.84)
                                                      ------------                                       ------------
Total from investment
 operations                                           $       0.20                                       $       0.20
                                                      ------------                                       ------------

Net asset value, end of
 period                                               $       8.06                                       $       7.31
                                                      ============                                       ============

Total Return *** :                                            2.60%                                              2.78%

Supplemental Data:
Net assets, end of period
 (000's)                                              $         87                                       $         57
Ratio to average net assets:
 Expenses **                                                  0.95%                                              0.65%
 Investment Income*                                          12.01%                                             13.26%

================================================================================

                    FIDELITY INVESTMENT GRADE BOND PORTFOLIO
                               December 31, 2002
                              Financial Highlights

                                     Contracts considered sold before May 1, 1998     Contracts considered sold after April 30, 1998
                                                        (RVUL 1)                                           (RVUL 2)
                                                      ------------                                       ------------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                                            $      13.57                                       $      12.24
                                                      ------------                                       ------------
Income from investment
  operations:
Net investment income (loss)                                  0.41                                               0.32
Net realized and unrealized
 gain (loss) on investment
 transactions                                                 0.85                                               0.86
                                                      ------------                                       ------------
Total from investment
 operations                                           $       1.26                                       $       1.18
                                                      ------------                                       ------------

Net asset value, end of
 period                                               $      14.83                                       $      13.42
                                                      ============                                       ============

Total Return *** :                                            9.30%                                              9.62%

Supplemental Data:
Net assets, end of period
 (000's)                                              $      3,527                                       $          2
Ratio to average net assets:
 Expenses **                                                  0.95%                                              0.65%
 Investment Income*                                           3.79%                                              4.19%

                          GOLDMAN SACHS MID CAP VALUE
                               December 31, 2002
                              Financial Highlights

                                     Contracts considered sold before May 1, 1998     Contracts considered sold after April 30, 1998
                                                        (RVUL 1)                                           (RVUL 2)
                                                      ------------                                       ------------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period or initial date
 of investment                                        $         --             (September 2002)          $       9.32
                                                      ============                                       ------------
Income from investment
  operations:
Net investment income (loss)                                    --                                               0.09
Net realized and unrealized
 gain (loss) on investment
 transactions                                                   --                                               0.21
                                                      ------------                                       ------------
Total from investment
 operations                                           $         --                                       $       0.30
                                                      ------------                                       ------------

Net asset value, end of
 period                                               $         --                                       $       9.62
                                                      ============                                       ============

Total Return *** :                                              --                                               3.25%

Supplemental Data:
Net assets, end of period
 (000's)                                              $         --                                       $      1,482
Ratio to average net assets:
 Expenses **                                                    --                                               0.65%
 Investment Income*                                             --                                               4.90%

================================================================================

                     JANUS ASPEN SERIES BALANCED PORTFOLIO
                               December 31, 2002
                              Financial Highlights

                                     Contracts considered sold before May 1, 1998     Contracts considered sold after April 30, 1998
                                                        (RVUL 1)                                           (RVUL 2)
                                                      ------------                                       ------------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                                            $       9.16                                       $       8.95
                                                      ------------                                       ------------
Income from investment
  operations:
Net investment income (loss)                                  0.12                                               0.16
Net realized and unrealized
 gain (loss) on investment
 transactions                                                (0.79)                                             (0.79)
                                                      ------------                                       ------------
Total from investment
 operations                                           $      (0.67)                                      $      (0.63)
                                                      ------------                                       ------------
Net asset value, end of
 period                                               $       8.49                                       $       8.32
                                                      ============                                       ============

Total Return *** :                                          -7.32%                                             -7.05%

Supplemental Data:
Net assets, end of period
 (000's)                                              $        111                                       $        123
Ratio to average net assets:
 Expenses **                                                  0.95%                                              0.65%
 Investment Income*                                           2.69%                                              2.75%

                 JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO
                               December 31, 2002
                              Financial Highlights

                                     Contracts considered sold before May 1, 1998     Contracts considered sold after April 30, 1998
                                                        (RVUL 1)                                           (RVUL 2)
                                                      ------------                                       ------------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                                            $      15.20                                       $      10.26
                                                      ------------                                       ------------
Income from investment
  operations:
Net investment income (loss)                                 (0.05)                                              0.06
Net realized and unrealized
 gain (loss) on investment
 transactions                                                (3.93)                                             (2.73)
                                                      ------------                                       ------------
Total from investment
 operations                                           $      (3.98)                                      $      (2.67)
                                                      ------------                                       ------------
Net asset value, end of
 period                                               $      11.22                                       $       7.59
                                                      ============                                       ============

Total Return *** :                                         -26.18%                                            -25.98%

Supplemental Data:
Net assets, end of period
 (000's)                                              $      1,956                                       $        779
Ratio to average net assets:
 Expenses **                                                  0.95%                                              0.65%
 Investment Income*                                           0.59%                                              0.87%

================================================================================

                           MFS EMERGING GROWTH SERIES
                               December 31, 2002
                              Financial Highlights

                                     Contracts considered sold before May 1, 1998     Contracts considered sold after April 30, 1998
                                                        (RVUL 1)                                           (RVUL 2)
                                                      ------------                                       ------------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):
Net asset value, beginning
 of period                                            $      14.24                                       $       9.04
                                                      ------------                                       ------------
Income from investment
  operations:
Net investment income (loss)                                 (0.13)                                             (0.05)
Net realized and unrealized
 gain (loss) on investment
 transactions                                                (4.76)                                             (3.04)
                                                      ------------                                       ------------
Total from investment
 operations                                           $      (4.89)                                      $      (3.09)
                                                      ------------                                       ------------
Net asset value, end of
 period                                               $       9.35                                       $       5.95
                                                      ============                                       ============

Total Return *** :                                         -34.31%                                            -34.19%

Supplemental Data:
Net assets, end of period
 (000's)                                              $        571                                       $        337
Ratio to average net assets:
 Expenses **                                                  0.95%                                              0.65%
 Investment Income*                                           0.00%                                              0.00%

                            MFS TOTAL RETURN SERIES
                               December 31, 2002
                              Financial Highlights

                                     Contracts considered sold before May 1, 1998     Contracts considered sold after April 30, 1998
                                                        (RVUL 1)                                           (RVUL 2)
                                                      ------------                                       ------------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                                            $      14.91                                       $      11.29
                                                      ------------                                       ------------
Income from investment
  operations:
Net investment income (loss)                                  0.09                                               0.13
Net realized and unrealized
 gain (loss) on investment
 transactions                                                (1.00)                                             (0.79)
                                                      ------------                                       ------------
Total from investment
 operations                                           $      (0.91)                                      $      (0.66)
                                                      ------------                                       ------------
Net asset value, end of
 period                                               $      14.00                                       $      10.63
                                                      ============                                       ============

Total Return *** :                                          -6.10%                                             -5.85%

Supplemental Data:
Net assets, end of period
 (000's)                                              $        595                                       $        279
Ratio to average net assets:
 Expenses **                                                  0.95%                                              0.65%
 Investment Income*                                           1.57%                                              2.07%

================================================================================

                    NEUBERGER BERMAN AMT PARTNERS PORTFOLIO
                               December 31, 2002
                              Financial Highlights

                                     Contracts considered sold before May 1, 1998     Contracts considered sold after April 30, 1998
                                                        (RVUL 1)                                           (RVUL 2)
                                                      ------------                                       ------------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period or initial date of
 investment                                           $       9.49                   (January 2002)      $      10.00
                                                      ------------                                       ------------
Income from investment
  operations:
Net investment income (loss)                                    --                                              (0.11)
Net realized and unrealized
 gain (loss) on investment
 transactions                                                (2.36)                                             (2.15)
                                                      ------------                                       ------------
Total from investment
 operations                                           $      (2.36)                                      $      (2.26)
                                                      ------------                                       ------------
Net asset value, end of
 period                                               $       7.13                                       $       7.74
                                                      ============                                       ============

Total Return *** :                                         -24.87%                                            -22.56%

Supplemental Data:
Net assets, end of period
 (000's)                                              $         --                                       $          4
Ratio to average net assets:
 Expenses **                                                  0.95%                                              0.65%
 Investment Income*                                             --                                               0.00%

                              OCC EQUITY PORTFOLIO
                               December 31, 2002
                              Financial Highlights

                                     Contracts considered sold before May 1, 1998     Contracts considered sold after April 30, 1998
                                                        (RVUL 1)                                           (RVUL 2)
                                                      ------------                                       ------------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                                            $      13.40                                       $      10.14
                                                      ------------                                       ------------
Income from investment
  operations:
Net investment income (loss)                                 (0.01)                                              0.04
Net realized and unrealized
 gain (loss) on investment
 transactions                                                (2.96)                                             (2.26)
                                                      ------------                                       ------------
Total from investment
 operations                                           $      (2.97)                                      $      (2.22)
                                                      ------------                                       ------------
Net asset value, end of
 period                                               $      10.43                                       $       7.92
                                                      ============                                       ============

Total Return *** :                                         -22.15%                                            -21.92%

Supplemental Data:
Net assets, end of period
 (000's)                                              $        219                                       $         14
Ratio to average net assets:
 Expenses **                                                  0.95%                                              0.65%
 Investment Income*                                           0.86%                                              1.13%

================================================================================

                             OCC MANAGED PORTFOLIO
                               December 31, 2002
                              Financial Highlights

                                     Contracts considered sold before May 1, 1998     Contracts considered sold after April 30, 1998
                                                        (RVUL 1)                                           (RVUL 2)
                                                      ------------                                       ------------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                                            $      13.26                                       $      11.09
                                                      ------------                                       ------------
Income from investment
  operations:
Net investment income (loss)                                  0.18                                               0.20
Net realized and unrealized
 gain (loss) on investment
 transactions                                                (2.52)                                             (2.12)
                                                      ------------                                       ------------
Total from investment
 operations                                           $      (2.34)                                      $      (1.92)
                                                      ------------                                       ------------
Net asset value, end of
 period                                               $      10.92                                       $       9.17
                                                      ============                                       ============

Total Return *** :                                         -17.66%                                            -17.31%

Supplemental Data:
Net assets, end of period
 (000's)                                              $         63                                       $          2
Ratio to average net assets:
 Expenses **                                                  0.95%                                              0.65%
 Investment Income*                                           2.20%                                              2.62%

                             OCC SMALL CAP PORTFOLIO
                               December 31, 2002
                              Financial Highlights

                                     Contracts considered sold before May 1, 1998     Contracts considered sold after April 30, 1998
                                                        (RVUL 1)                                           (RVUL 2)
                                                      ------------                                       ------------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                                            $      16.13                                       $      15.50
                                                      ============                                       ------------
Income from investment
  operations:
Net investment income (loss)                                 (0.13)                                             (0.06)
Net realized and unrealized
 gain (loss) on investment
 transactions                                                (3.48)                                             (3.37)
                                                      ------------                                       ------------
Total from investment
 operations                                           $      (3.61)                                      $      (3.43)
                                                      ------------                                       ------------
Net asset value, end of
 period                                               $      12.52                                       $      12.07
                                                      ============                                       ============

Total Return *** :                                         -22.38%                                            -22.13%

Supplemental Data:
Net assets, end of period
 (000's)                                              $      1,098                                       $        131
Ratio to average net assets:
 Expenses **                                                  0.95%                                              0.65%
 Investment Income *                                          0.07%                                              0.07%

================================================================================

                             PIMCO HIGH YIELD FUND
                               December 31, 2002
                              Financial Highlights

                                     Contracts considered sold before May 1, 1998     Contracts considered sold after April 30, 1998
                                                        (RVUL 1)                                           (RVUL 2)
                                                      ------------                                       ------------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period or initial date
 of investment
 (August 2002)                                        $      10.02                    (October 2002)     $      10.17
                                                      ============                                       ------------
Income from investment
  operations:
Net investment income (loss)                                  0.19                                               0.15
Net realized and unrealized
 gain (loss) on investment
 transactions                                                 0.33                                               0.63
                                                      ------------                                       ------------
Total from investment
 operations                                           $       0.52                                       $       0.78
                                                      ------------                                       ------------
Net asset value, end of
 period                                               $      10.54                                       $      10.95
                                                      ============                                       ============

Total Return *** :                                            5.23%                                              7.72%

Supplemental Data:
Net assets, end of period
 (000's)                                              $        299                                       $      4,784
Ratio to average net assets:
 Expenses **                                                  0.95%                                              0.65%
 Investment Income *                                          7.08%                                              6.90%

                     SCUDDER VIT EAFE(R) EQUITY INDEX FUND
                               December 31, 2002
                              Financial Highlights

                                     Contracts considered sold before May 1, 1998     Contracts considered sold after April 30, 1998
                                                        (RVUL 1)                                           (RVUL 2)
                                                      ------------                                       ------------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                                            $       7.93                                       $       6.84
                                                      ------------                                       ------------
Income from investment
  operations:
Net investment income (loss)                                  0.02                                               0.27
Net realized and unrealized
 gain (loss) on investment
 transactions                                                (1.79)                                             (1.79)
                                                      ------------                                       ------------
Total from investment
 operations                                           $      (1.77)                                      $      (1.52)
                                                      ------------                                       ------------
Net asset value, end of
 period                                               $       6.16                                       $       5.32
                                                      ============                                       ============

Total Return *** :                                         -22.34%                                            -22.25%

Supplemental Data:
Net assets, end of period
 (000's)                                              $         25                                       $          2
Ratio to average net assets:
 Expenses **                                                  0.95%                                              0.65%
 Investment Income*                                           1.27%                                              1.47%

================================================================================

                        SCUDDER VIT SMALL CAP INDEX FUND
                               December 31, 2002
                              Financial Highlights

                                     Contracts considered sold before May 1, 1998     Contracts considered sold after April 30, 1998
                                                        (RVUL 1)                                           (RVUL 2)
                                                      ------------                                       ------------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                                            $      12.14                                       $      11.40
                                                      ------------                                       ------------
Income from investment
  operations:
Net investment income (loss)                                  0.04                                               0.02
Net realized and unrealized
 gain (loss) on investment
 transactions                                                (2.63)                                             (2.43)
                                                      ------------                                       ------------

Total from investment
 operations                                           $      (2.59)                                      $      (2.41)
                                                      ------------                                       ------------

Net asset value, end of
 period                                               $       9.55                                       $       8.99
                                                      ============                                       ============

Total Return *** :                                         -21.33%                                            -21.18%

Supplemental Data:
Net assets, end of period
 (000's)                                              $         58                                       $        198
Ratio to average net assets:
 Expenses **                                                  0.95%                                              0.65%
 Investment Income*                                           1.17%                                              1.25%

                  TEMPLETON FOREIGN SECURITIES FUND - CLASS 1
                               December 31, 2002
                              Financial Highlights

                                     Contracts considered sold before May 1, 1998     Contracts considered sold after April 30, 1998
                                                        (RVUL 1)                                           (RVUL 2)
                                                      ------------                                       ------------
Per Share Operating Performance
(For a share of capital stock
outstanding throughout the period):

Net asset value, beginning
 of period                                            $      11.72                                       $       9.59
                                                      ------------                                       ------------

Income from investment
  operations:
Net investment income (loss)                                  0.04                                               0.03
Net realized and unrealized
 gain (loss) on investment
 transactions                                                (2.29)                                             (1.85)
                                                      ------------                                       ------------

Total from investment
 operations                                           $      (2.25)                                      $      (1.82)
                                                      ------------                                       ------------

Net asset value, end of
 period                                               $       9.47                                       $       7.77
                                                      ============                                       ============

Total Return *** :                                         -19.20%                                            -18.93%

Supplemental Data:
Net assets, end of period
 (000's)                                              $        620                                       $      1,733
Ratio to average net assets:
 Expenses **                                                  0.95%                                              0.65%
 Investment Income *                                          1.25%                                              1.53%

================================================================================

            TIMESSQUARE VARIABLE PRODUCTS INVESTMENT GRADE BOND FUND
         (Formerly CIGNA VARIABLE PRODUCTS INVESTMENT GRADE BOND FUND)
                               December 31, 2002
                              Financial Highlights

                                     Contracts considered sold before May 1, 1998     Contracts considered sold after April 30, 1998
                                                        (RVUL 1)                                           (RVUL 2)
                                                      ------------                                       ------------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                                            $      11.53                                       $      11.76
                                                      ------------                                       ------------

Income from investment
  operations:
Net investment income (loss)                                  0.43                                               0.39
Net realized and unrealized
 gain (loss) on investment
 transactions                                                 0.45                                               0.55
                                                      ------------                                       ------------

Total from investment
 operations                                           $       0.88                                       $       0.94
                                                      ------------                                       ------------

Net asset value, end of
 period                                               $      12.41                                       $      12.70
                                                      ============                                       ============

Total Return *** :                                            7.64%                                              7.96%

Supplemental Data:
Net assets, end of period
 (000's)                                              $      4,938                                       $      5,901
Ratio to average net assets:
 Expenses **                                                  0.95%                                              0.65%
 Investment Income *                                          4.96%                                              4.85%

                TIMESSQUARE VARIABLE PRODUCTS MONEY MARKET FUND
              (Formerly CIGNA VARIABLE PRODUCTS MONEY MARKET FUND)
                               December 31, 2002
                              Financial Highlights

                                     Contracts considered sold before May 1, 1998     Contracts considered sold after April 30, 1998
                                                        (RVUL 1)                                           (RVUL 2)
                                                      ------------                                       ------------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                                            $      12.17                                       $      11.54
                                                      ------------                                       ------------
Income from investment
  operations:
Net investment income (loss                                   0.05                                               0.09
Net realized and unrealized
 gain (loss) on investmen
 transactions                                                 0.01                                               0.00
                                                      ------------                                       ------------
Total from investment
 operations                                           $       0.06                                       $       0.09
                                                      ------------                                       ------------

Net asset value, end of
 period                                               $      12.23                                       $      11.63
                                                      ============                                       ============

Total Return *** :                                            0.53%                                              0.75%

Supplemental Data:
Net assets, end of period
 (000's)                                              $      9,286                                       $      1,740
Ratio to average net assets:
 Expenses **                                                  0.95%                                              0.65%
 Investment Income *                                          1.39%                                              1.46%

================================================================================

                TIMESSQUARE VARIABLE PRODUCTS S&P 500 INDEX FUND
             (Formerly CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND)
                               December 31, 2002
                              Financial Highlights

                                     Contracts considered sold before May 1, 1998     Contracts considered sold after April 30, 1998
                                                        (RVUL 1)                                           (RVUL 2)
                                                      ------------                                       ------------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                                            $      14.35                                       $      10.50
                                                      ============                                       ============
Income from investment
  operations:
Net investment income (loss)                                  0.06                                               0.12
Net realized and unrealized
 gain (loss) on investmen
 transactions                                                (3.39)                                             (2.53)
                                                      ------------                                       ------------
Total from investment
 operations                                           $      (3.33)                                      $      (2.41)
                                                      ------------                                       ------------
Net asset value, end of
 period                                               $      11.02                                       $       8.09
                                                      ============                                       ============

Total Return *** :                                         -23.17%                                            -22.91%

Supplemental Data:
Net assets, end of period
 (000's)                                              $     20,776                                       $      6,839
Ratio to average net assets:
 Expenses **                                                  0.95%                                              0.65%
 Investment Income *                                          1.42%                                              1.94%

                       VANGUARD VIF SMALL COMPANY GROWTH
                               December 31, 2002
                              Financial Highlights

                                     Contracts considered sold before May 1, 1998     Contracts considered sold after April 30, 1998
                                                        (RVUL 1)                                           (RVUL 2)
                                                      ------------                                       ------------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period or initial date
 of investment (September 2002)                       $       9.28                    (September 2002)   $       9.29
                                                      ============                                       ------------
Income from investment
  operations:
Net investment income (loss)                                 (0.03)                                             (0.01)
Net realized and unrealized
 gain (loss) on investment
 transactions                                                 0.52                                               0.50
                                                      ------------                                       ------------
Total from investment
 operations                                           $       0.49                                       $       0.49
                                                      ------------                                       ------------

Net asset value, end of
 period                                               $       9.77                                       $       9.78
                                                      ============                                       ============

Total Return *** :                                            5.31%                                              5.28%

Supplemental Data:
Net assets, end of period
 (000's)                                              $         11                                       $      1,587
Ratio to average net assets:
 Expenses **                                                  0.95%                                              0.65%
 Investment Income *                                          0.00%                                              0.00%

================================================================================

                        ALGER AMERICAN GROWTH PORTFOLIO
                               December 31, 2001
                              Financial Highlights

                                           Contracts sold before May 1, 1998                   Contracts sold after April 30, 1998
                                                        (RVUL 1)                                           (RVUL 2)
                                                      ------------                                       ------------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                                            $      19.21                                       $      11.22
                                                      ------------                                       ------------
Income from investment
  operations:
Net Investment Income (loss)                                 (0.12)                                             (0.04)
Net realized and unrealized
 gain (loss) on investment
 transactions                                                (2.31)                                             (1.35)
                                                      ------------                                       ------------
Total from investment
 operations                                           $      (2.43)                                      $      (1.39)
                                                      ------------                                       ------------
Net asset value, end of
 period                                               $      16.78                                       $       9.83
                                                      ============                                       ============

Total Return *** :                                         -12.65%                                            -12.39%

Supplemental Data:
Net assets, end of period
 (000's)                                              $        811                                       $      3,040
Ratio to average net assets:
 Expenses **                                                  0.95%                                              0.65%
 Investment Income*                                           0.25%                                              0.25%

================================================================================

                     ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
                               December 31, 2001
                              Financial Highlights

                                           Contracts sold before May 1, 1998                   Contracts sold after April 30, 1998
                                                        (RVUL 1)                                           (RVUL 2)
                                                      ------------                                       ------------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                                            $      20.53                                       $      14.47
                                                      ------------                                       ------------
Income from investment
  operations:
Net Investment Income (loss)                                 (0.18)                                             (0.09)
Net realized and unrealized
 gain (loss) on investment
 transactions                                                (1.34)                                             (0.95)
                                                      ------------                                       ------------
Total from investment
 operations                                           $      (1.52)                                      $      (1.04)
                                                      ------------                                       ------------
Net asset value, end of
 period                                               $      19.01                                       $      13.43
                                                      ============                                       ============

Total Return *** :                                          -7.40%                                             -7.19%

Supplemental Data:
Net assets, end of period
 (000's)                                              $        702                                       $      2,546
Ratio to average net assets:
 Expenses **                                                  0.95%                                              0.65%
 Investment Income*                                           0.00%                                              0.00%

                 ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
                               December 31, 2001
                              Financial Highlights

                                           Contracts sold before May 1, 1998                   Contracts sold after April 30, 1998
                                                        (RVUL 1)                                           (RVUL 2)
                                                      ------------                                       ------------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                                            $      14.71                                       $      10.92
                                                      ------------                                       ------------
Income from investment
  operations:
Net Investment Income (loss)                                 (0.10)                                             (0.05)
Net realized and unrealized
 gain (loss) on investment
 transactions                                                (4.34)                                             (3.22)
                                                      ------------                                       ------------
Total from investment
 operations                                           $      (4.44)                                      $      (3.27)
                                                      ------------                                       ------------
Net asset value, end of
 period                                               $      10.27                                       $       7.65
                                                      ============                                       ============

Total Return *** :                                         -30.18%                                            -29.95%

Supplemental Data:
Net assets, end of period
 (000's)                                              $        346                                       $      1,762
Ratio to average net assets:
 Expenses **                                                  0.95%                                              0.65%
 Investment Income *                                          0.06%                                              0.06%

================================================================================

                        FIDELITY EQUITY-INCOME PORTFOLIO
                               December 31, 2001
                              Financial Highlights

                                           Contracts sold before May 1, 1998                   Contracts sold after April 30, 1998
                                                        (RVUL 1)                                           (RVUL 2)
                                                      ------------                                       ------------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                                            $      14.86                                       $      11.60
                                                      ------------                                       ------------

Income from investment
  operations:
Net Investment Income (loss)                                  0.09                                               0.10
Net realized and unrealized
 gain (loss) on investment
 transactions                                                (0.96)                                             (0.75)
                                                      ------------                                       ------------

Total from investment
 operations                                           $      (0.87)                                      $      (0.65)
                                                      ------------                                       ------------

Net asset value, end of
 period                                               $      13.99                                       $      10.95
                                                      ============                                       ============

Total Return *** :                                          -5.85%                                             -5.60%

Supplemental Data:
Net assets, end of period
 (000's)                                              $      1,696                                       $        330
Ratio to average net assets:
 Expenses **                                                  0.95%                                              0.65%
 Investment Income *                                          1.57%                                              1.57%

                         FIDELITY HIGH INCOME PORTFOLIO
                               December 31, 2001
                              Financial Highlights

                                           Contracts sold before May 1, 1998                   Contracts sold after April 30, 1998
                                                        (RVUL 1)                                           (RVUL 2)
                                                      ------------                                       ------------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                                            $       8.99                                       $       8.11
                                                      ------------                                       ------------
Income from investment
  operations:
Net Investment Income (loss)                                  0.95                                               0.85
Net realized and unrealized
 gain (loss) on investment
 transactions                                                (2.08)                                             (1.85)
                                                      ------------                                       ------------
Total from investment
 operations                                           $      (1.13)                                      $      (1.00)
                                                      ------------                                       ------------
Net asset value, end of
 period                                               $       7.86                                       $       7.11
                                                      ============                                       ============

Total Return *** :                                         -12.57%                                            -12.33%

Supplemental Data:
Net assets, end of period
 (000's)                                              $        113                                       $      1,021
Ratio to average net assets:
 Expenses **                                                  0.95%                                              0.65%
 Investment Income*                                          11.78%                                             11.78%

================================================================================

                    FIDELITY INVESTMENT GRADE BOND PORTFOLIO
                               December 31, 2001
                              Financial Highlights

                                           Contracts sold before May 1, 1998                   Contracts sold after April 30, 1998
                                                        (RVUL 1)                                           (RVUL 2)
                                                      ------------                                       ------------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                                            $      12.63                                       $      11.36
                                                      ------------                                       ------------
Income from investment
  operations:
Net Investment Income (loss)                                  0.74                                               0.68
Net realized and unrealized
 gain (loss) on investment
 transactions                                                 0.20                                               0.20
                                                      ------------                                       ------------
Total from investment
 operations                                           $       0.94                                       $       0.88
                                                      ------------                                       ------------
Net asset value, end of
 period                                               $      13.57                                       $      12.24
                                                      ============                                       ============

Total Return *** :                                            7.44%                                              7.75%

Supplemental Data:
Net assets, end of period
 (000's)                                              $      3,274                                       $         --
Ratio to average net assets:
 Expenses **                                                  0.95%                                              0.65%
 Investment Income*                                           6.53%                                              6.53%

                     JANUS ASPEN SERIES BALANCED PORTFOLIO
                               December 31, 2001
                              Financial Highlights

                                           Contracts sold before May 1, 1998                   Contracts sold after April 30, 1998
                                                        (RVUL 1)                                           (RVUL 2)
                                                      ------------                                       ------------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                                            $       9.70                                       $       9.45
                                                      ------------                                       ------------
Income from investment
  operations:
Net Investment Income (loss)                                  0.17                                               0.19
Net realized and unrealized
 gain (loss) on investment
 transactions                                                (0.71)                                             (0.69)
                                                      ------------                                       ------------
Total from investment
 operations                                           $      (0.54)                                      $      (0.50)
                                                      ------------                                       ------------
Net asset value, end of
 period                                               $       9.16                                       $       8.95
                                                      ------------                                       ------------

Total Return *** :                                          -5.57%                                             -5.29%

Supplemental Data:
Net assets, end of period
 (000's)                                              $        107                                       $         73
Ratio to average net assets:
 Expenses **                                                  0.95%                                              0.65%
 Investment Income*                                           2.72%                                              2.72%

================================================================================

                 JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO
                               December 31, 2001
                              Financial Highlights

                                           Contracts sold before May 1, 1998                   Contracts sold after April 30, 1998
                                                        (RVUL 1)                                           (RVUL 2)
                                                      ------------                                       ------------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                                            $      19.79                                       $      13.31
                                                      ------------                                       ------------
Income from investment
  operations:
Net Investment Income (loss)                                 (0.08)                                             (0.02)
Net realized and unrealized
 gain (loss) on investment
 transactions                                                (4.51)                                             (3.03)
                                                      ------------                                       ------------
Total from investment
 operations                                           $      (4.59)                                      $      (3.05)
                                                      ------------                                       ------------

Net asset value, end of
 period                                               $      15.20                                       $      10.26
                                                      ============                                       ============

Total Return *** :                                         -23.19%                                            -22.92%

Supplemental Data:
Net assets, end of period
 (000's)                                              $      2,855                                       $      3,028
Ratio to average net assets:
 Expenses **                                                  0.95%                                              0.65%
 Investment Income*                                           0.47%                                              0.47%

                           MFS EMERGING GROWTH SERIES
                               December 31, 2001
                              Financial Highlights

                                           Contracts sold before May 1, 1998                   Contracts sold after April 30, 1998
                                                        (RVUL 1)                                           (RVUL 2)
                                                      ------------                                       ------------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                                            $      21.62                                       $      13.69
                                                      ------------                                       ------------
Income from investment
  operations:
Net Investment Income (loss)                                 (0.15)                                             (0.06)
Net realized and unrealized
 gain (loss) on investment
 transactions                                                (7.23)                                             (4.59)
                                                      ------------                                       ------------
Total from investment
 operations                                           $      (7.38)                                      $      (4.65)
                                                      ------------                                       ------------

Net asset value, end of
 period                                               $      14.24                                       $       9.04
                                                      ============                                       ============

Total Return *** :                                         -34.14%                                            -33.97%

Supplemental Data:
Net assets, end of period
 (000's)                                              $        971                                       $        582
Ratio to average net assets:
 Expenses **                                                  0.95%                                              0.65%
 Investment Income*                                           0.00%                                              0.00%

================================================================================

                            MFS TOTAL RETURN SERIES
                               December 31, 2001
                              Financial Highlights

                                           Contracts sold before May 1, 1998                   Contracts sold after April 30, 1998
                                                        (RVUL 1)                                           (RVUL 2)
                                                      ------------                                       ------------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                                            $      15.01                                       $      11.33
                                                      ------------                                       ------------
Income from investment
  operations:
Net Investment Income (loss)                                  0.29                                               0.23
Net realized and unrealized
 gain (loss) on investment
 transactions                                                (0.39)                                             (0.27)
                                                      ------------                                       ------------
Total from investment
 operations                                           $      (0.10)                                      $      (0.04)
                                                      ------------                                       ------------

Net asset value, end of
 period                                               $      14.91                                       $      11.29
                                                      ============                                       ============

Total Return *** :                                          -0.67%                                             -0.35%

Supplemental Data:
Net assets, end of period
 (000's)                                              $        636                                       $        216
Ratio to average net assets:
 Expenses **                                                  0.95%                                              0.65%
 Investment Income*                                           2.75%                                              2.75%

                    NEUBERGER BERMAN AMT PARTNERS PORTFOLIO
                               December 31, 2001
                              Financial Highlights

                                           Contracts sold before May 1, 1998                   Contracts sold after April 30, 1998
                                                        (RVUL 1)                                           (RVUL 2)
                                                      ------------                                       ------------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                                            $       9.86                                       $         --
                                                      ------------                                       ------------
Income from investment
  operations:
Net Investment Income (loss)                                 (0.03)                                                --
Net realized and unrealized
 gain (loss) on investment
 transactions                                                (0.34)                                                --
                                                      ------------                                       ------------
Total from investment
 operations                                           $      (0.37)                                      $         --
                                                      ------------                                       ------------
Net asset value, end of
 period                                               $       9.49                                       $         --
                                                      ============                                       ============

Total Return *** :                                          -3.75%                                                 --

Supplemental Data:
Net assets, end of period
 (000's)                                              $          5                                       $         --
Ratio to average net assets:
 Expenses **                                                  0.95%                                                --
 Investment Income*                                           0.62%                                                --

================================================================================

                              OCC EQUITY PORTFOLIO
                               December 31, 2001
                              Financial Highlights

                                           Contracts sold before May 1, 1998                   Contracts sold after April 30, 1998
                                                        (RVUL 1)                                           (RVUL 2)
                                                      ------------                                       ------------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                                            $      14.55                                       $      10.98
                                                      ------------                                       ------------
Income from investment
  operations:
Net Investment Income (loss)                                 (0.04)                                                --
Net realized and unrealized
 gain (loss) on investmen
 transactions                                                (1.11)                                             (0.84)
                                                      ------------                                       ------------
Total from investment
 operations                                           $      (1.15)                                      $      (0.84)
                                                      ------------                                       ------------
Net asset value, end of
 period                                               $      13.40                                       $      10.14
                                                      ============                                       ============

Total Return *** :                                          -7.90%                                             -7.65%

Supplemental Data:
Net assets, end of period
 (000's)                                              $        325                                       $         11
Ratio to average net assets:
 Expenses **                                                  0.95%                                              0.65%
 Investment Income*                                           0.64%                                              0.64%

                             OCC MANAGED PORTFOLIO
                               December 31, 2001
                              Financial Highlights

                                           Contracts sold before May 1, 1998                   Contracts sold after April 30, 1998
                                                        (RVUL 1)                                           (RVUL 2)
                                                      ------------                                       ------------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                                            $      14.08                                       $      11.74
                                                      ------------                                       ------------
Income from investment
  operations:
Net Investment Income (loss)                                  0.08                                               0.09
Net realized and unrealized
 gain (loss) on investment
 transactions                                                (0.90)                                             (0.74)
                                                      ------------                                       ------------
Total from investment
 operations                                           $      (0.82)                                      $      (0.65)
                                                      ------------                                       ------------

Net asset value, end of
 period                                               $      13.26                                       $      11.09
                                                      ============                                       ============

Total Return *** :                                          -5.82%                                             -5.54%

Supplemental Data:
Net assets, end of period
 (000's)                                              $        106                                       $          2
Ratio to average net assets:
 Expenses **                                                  0.95%                                              0.65%
 Investment Income*                                           1.37%                                              1.37%

================================================================================

                       OCC SMALL CAPITALIZATION PORTFOLIO
                               December 31, 2001
                              Financial Highlights

                                           Contracts sold before May 1, 1998                   Contracts sold after April 30, 1998
                                                        (RVUL 1)                                           (RVUL 2)
                                                      ------------                                       ------------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                                            $      15.03                                       $      14.40
                                                      ------------                                       ------------
Income from investment
  operations:
Net Investment Income (loss)                                 (0.02)                                              0.03
Net realized and unrealized
 gain (loss) on investment
 transactions                                                 1.12                                               1.07
                                                      ------------                                       ------------
Total from investment
 operations                                           $       1.10                                       $       1.10
                                                      ------------                                       ------------

Net asset value, end of
 period                                               $      16.13                                       $      15.50
                                                      ============                                       ============

Total Return *** :                                            7.32%                                              7.64%

Supplemental Data:
Net assets, end of period
 (000's)                                              $      1,228                                       $         74
Ratio to average net assets:
 Expenses **                                                  0.95%                                              0.65%
 Investment Income*                                           0.83%                                              0.83%

                     SCUDDER VIT EAFE(R) EQUITY INDEX FUND
               (Formerly DEUTSCHE VIT EAFE(R) EQUITY INDEX FUND)
                               December 31, 2001
                              Financial Highlights

                                           Contracts sold before May 1, 1998                   Contracts sold after April 30, 1998
                                                        (RVUL 1)                                           (RVUL 2)
                                                      ------------                                       ------------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                                            $      10.64                                       $       9.14
                                                      ------------                                       ------------
Income from investment
  operations:
Net Investment Income (loss)                                 (0.09)                                             (0.05)
Net realized and unrealized
 gain (loss) on investment
 transactions                                                (2.62)                                             (2.25)
                                                      ------------                                       ------------
Total from investment
 operations                                           $      (2.71)                                      $      (2.30)
                                                      ------------                                       ------------

Net asset value, end of
 period                                               $       7.93                                       $       6.84
                                                      ============                                       ============

Total Return *** :                                         -25.47%                                            -25.16%

Supplemental Data:
Net assets, end of period
 (000's)                                              $         --                                       $         17
Ratio to average net assets:
 Expenses **                                                  0.95%                                              0.65%
 Investment Income *                                          0.00%                                              0.00%

================================================================================

                  SCUDDER VIT SMALL CAPITALIZATION INDEX FUND
            (Formerly DEUTSCHE VIT SMALL CAPITALIZATION INDEX FUND)
                               December 31, 2001
                              Financial Highlights

                                           Contracts sold before May 1, 1998                   Contracts sold after April 30, 1998
                                                        (RVUL 1)                                           (RVUL 2)
                                                      ------------                                       ------------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                                            $      12.01                                       $      11.24
                                                      ------------                                       ------------
Income from investment
  operations:
Net Investment Income (loss)                                 (0.10)                                             (0.05)
Net realized and unrealized
 gain (loss) on investment
 transactions                                                 0.23                                               0.21
                                                      ------------                                       ------------
Total from investment
 operations                                           $       0.13                                       $       0.16
                                                      ------------                                       ------------

Net asset value, end of
 period                                               $      12.14                                       $      11.40
                                                      ============                                       ============

Total Return *** :                                            1.08%                                              1.42%

Supplemental Data:
Net assets, end of period
 (000's)                                              $         --                                       $          7
Ratio to average net assets:
 Expenses **                                                  0.95%                                              0.65%
 Investment Income *                                          0.09%                                              0.09%

                     TEMPLETON INTERNATIONAL FUND - CLASS 1
                               December 31, 2001
                              Financial Highlights

                                           Contracts sold before May 1, 1998                   Contracts sold after April 30, 1998
                                                        (RVUL 1)                                           (RVUL 2)
                                                      ------------                                       ------------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                                            $      14.04                                       $      11.46
                                                      ------------                                       ------------
Income from investment
  operations:
Net Investment Income                                         0.23                                               0.22
Net realized and unrealized
 gain (loss) on investment
 transactions                                                (2.55)                                             (2.09)
                                                      ------------                                       ------------
Total from investment
 operations                                           $      (2.32)                                      $      (1.87)
                                                      ------------                                       ------------
Net asset value, end of
 period                                               $      11.72                                       $       9.59
                                                      ============                                       ============

Total Return *** :                                         -16.52%                                            -16.32%

Supplemental Data:
Net assets, end of period
                        (000)                         $        688                                       $        183
Ratio to average net assets:
 Expenses **                                                  0.95%                                              0.65%
 Investment Income *                                          2.71%                                              2.71%

================================================================================

           TIMES SQUARE VARIABLE PRODUCTS INVESTMENT GRADE BOND FUND
         (Formerly CIGNA VARIABLE PRODUCTS INVESTMENT GRADE BOND FUND)
                               December 31, 2001
                              Financial Highlights

                                           Contracts sold before May 1, 1998                   Contracts sold after April 30, 1998
                                                        (RVUL 1)                                           (RVUL 2)
                                                      ------------                                       ------------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
 of period                                            $      10.67                                       $      10.86
                                                      ------------                                       ------------
Income from investment
  operations:
Net Investment Income                                         1.09                                               1.14
Net realized and unrealized
 gain (loss) on investmen
 transactions                                                (0.23)                                             (0.24)
                                                      ------------                                       ------------
Total from investment
 operations                                           $       0.86                                       $       0.90
                                                      ------------                                       ------------

Net asset value, end of
 period                                               $      11.53                                       $      11.76
                                                      ============                                       ============

Total Return *** :                                            8.06%                                              8.29%

Supplemental Data:
Net assets, end of period
                        (000)                         $      4,472                                       $      2,966
Ratio to average net assets:
 Expenses **                                                  0.95%                                              0.65%
 Investment Income *                                         10.67%                                             10.67%

                TIMES SQUARE VARIABLE PRODUCTS MONEY MARKET FUND
              (Formerly CIGNA VARIABLE PRODUCTS MONEY MARKET FUND)
                               December 31, 2001
                              Financial Highlights

                                           Contracts sold before May 1, 1998                   Contracts sold after April 30, 1998
                                                        (RVUL 1)                                           (RVUL 2)
                                                      ------------                                       ------------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):
Net asset value, beginning
 of period                                            $      11.85                                       $      11.20
                                                      ------------                                       ------------
Income from investment
  operations:
Net Investment Income                                         0.32                                               0.34
Net realized and unrealized
 gain (loss) on investmen
 transactions                                                 0.00                                               0.00
                                                      ------------                                       ------------
Total from investment
 operations                                           $       0.32                                       $       0.34
                                                      ------------                                       ------------
Net asset value, end of
 period                                               $      12.17                                       $      11.54
                                                      ============                                       ============

Total Return *** :                                            2.70%                                              3.04%

Supplemental Data:
Net assets, end of period
                        (000)                         $      9,098                                       $        998
Ratio to average net assets:
 Expenses **                                                  0.95%                                              0.65%
 Investment Income *                                          3.57%                                              3.57%

================================================================================

               TIMES SQUARE VARIABLE PRODUCTS S&P 500 INDEX FUND
             (Formerly CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND)
                               December 31, 2001
                              Financial Highlights

                                           Contracts sold before May 1, 1998                   Contracts sold after April 30, 1998
                                                        (RVUL 1)                                           (RVUL 2)
                                                      ------------                                       ------------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):
Net asset value, beginning
 of period                                            $      16.50                                       $      12.04
                                                      ------------                                       ------------
Income from investment
  operations:
Net Investment Income                                         0.03                                               0.06
Net realized and unrealized
 gain (loss) on investmen
 transactions                                                (2.18)                                             (1.60)
                                                      ------------                                       ------------
Total from investment
 operations                                           $      (2.15)                                      $      (1.54)
                                                      ------------                                       ------------
Net asset value, end of
 period                                               $      14.35                                       $      10.50
                                                      ============                                       ============

Total Return *** :                                         -13.03%                                            -12.79%

Supplemental Data:
Net assets, end of period
                        (000)                         $     24,503                                       $      6,028
Ratio to average net assets:
 Expenses **                                                  0.95%                                              0.65%
 Investment Income *                                          1.17%                                              1.17%

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

                                                                 580746A  4/2003